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     2002 SEMIANNUAL REPORT
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                                              Janus Flexible Income Fund

                                              Janus High-Yield Fund

     JANUS INCOME FUNDS                       Janus Federal Tax-Exempt Fund

                                              Janus Short-Term Bond Fund

                                              Janus Money Market Fund

                                              Janus Government Money Market Fund

                                              Janus Tax-Exempt Money Market Fund

                                              [LOGO] JANUS

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TABLE OF CONTENTS

     Market Overview - Fixed Income ...................................   1

     Portfolio Managers' Commentaries and Schedules of Investments

          Janus Flexible Income Fund ..................................   2

          Janus High-Yield Fund .......................................   7

          Janus Federal Tax-Exempt Fund ...............................  13

          Janus Short-Term Bond Fund ..................................  18

          Janus Money Market Fund .....................................  22

          Janus Government Money Market Fund ..........................  27

          Janus Tax-Exempt Money Market Fund ..........................  29

     Statements of Assets and Liabilities - Bond Funds ................  33

     Statements of Operations - Bond Funds ............................  34

     Statements of Changes in Net Assets - Bond Funds .................  35

     Financial Highlights - Bond Funds ................................  36

     Statements of Assets and Liabilities -
          Money Market Funds ..........................................  38

     Statements of Operations - Money Market Funds ....................  39

     Statements of Changes in Net Assets -
          Money Market Funds ..........................................  40

     Financial Highlights - Money Market Funds ........................  41

     Notes to Schedules of Investments ................................  46

     Notes to Financial Statements ....................................  47

     Explanation of Charts and Tables .................................  51

     Shareholder Meeting ..............................................  53

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MARKET OVERVIEW - FIXED INCOME

Although the events of September 11 and the anthrax scare that followed were still very much on the minds of investors as the period began, by late fall the bond market's attention had turned back toward an increasingly positive stream of economic data that suggested the current U.S. recession was drawing to a close.

A surge in mortgage refinancing activity and booming auto sales - the result of widely publicized 0% financing by major American manufacturers - allowed consumer spending to remain strong throughout the period. While this undoubtedly helped the economy regain its footing sooner than some analysts thought, it also called into question the strength and sustainability of the budding recovery.

Still, the sharp decline in Treasury yields that followed the September attacks had fully reversed itself by December as fixed-income investors positioned themselves for better economic times by moving away from low-risk securities and into higher-risk credits. This renewed appetite for yield and tolerance for risk was reinforced by the Treasury Department's decision at the end of October to end new sales of 30-year debt, an announcement that forced some investors to consider corporate alternatives to the T-Bonds that had been a mainstay within many long-term portfolios for years. The net effect of these diverse trends was a tightening of corporate spreads, particularly among high-yield issues, that allowed higher-risk segments of the bond market to perform much better than their low-risk counterparts.

Beyond a noticeable change in the economic environment, perhaps the most significant development during the period was the implosion of energy trader Enron. While a great deal of attention has been paid to the impacts of the scandal on the equity market, the implications for fixed-income markets were arguably swifter, more tangible and much broader in scope.

For example, major credit ratings agencies such as Standard & Poor's and Moody's suddenly raised the bar for corporate borrowers. While we believe this should improve the transparency of the market and reduce the number of nasty surprises in the long term, it also had the unfortunate effect of dramatically increasing the volatility of credit spreads in the short term. At the same time, the tolerance within the market for aggressive capital programs and an over-reliance on short-term financing such as commercial paper all but disappeared. Again, we believe the long term benefits of this ongoing shift - namely, cleaner balance sheets, improved visibility and greater responsiveness to the needs and concerns of bondholders - are clear. In the short term, however, it helped generate a surge of new issuance in select segments of the market that could take some time for the market to fully digest.

In the pages that follow, your portfolio manager will describe what he or she has done to navigate this challenging environment. More importantly, you will read how they have positioned your fund for success in what remains an unusually unsettled market.

Thank you for your continued investment with Janus.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                           Janus Income Funds  April 30, 2002  1
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JANUS FLEXIBLE INCOME FUND                     Ronald Speaker, portfolio manager

Janus Flexible Income Fund lost 0.43% for the six-month period ended April 30, 2002, slightly outperforming its benchmark, the Lehman Brothers
Government/Credit Index, which declined 0.99%.(1) This performance earned the Fund a top-quartile ranking for the one-year period ended April 30, 2002, placing it 6th out of 39 general bond funds tracked by Lipper, a Reuters Company and a leading mutual fund rating company.(2)

[PHOTO]

Overcoming the dramatic weakness it experienced last year, the U.S. economy exhibited a significant turnaround during the early months of 2002. Consumer confidence stayed strong, and spending patterns remained healthy, boosting auto and housing sales. Additionally, the industrial sector awoke from a long slumber and recorded improved production numbers while business inventories posted their first expansion in a year.

Not surprisingly, interest rates did an about-face. In anticipation of a healthier economy, the bond markets decided not to wait for the Federal Reserve, which kept its short-term lending rate at 1.75%, to take action. However, traders breathed a sigh of relief when unemployment unexpectedly jumped to 6% in April, which meant the Fed would probably pass on raising rates any time soon. Against this backdrop, we adopted a defensive stance by maintaining an overweight position in corporate bonds and a modest weighting in high-yield issues. We also skewed the Fund toward the shorter side of the yield curve.

Indicative of our short-term mindset was a Verizon Global Funding note due in April 2003, which traded essentially unchanged - a plus during a period of rising rates. In an effort to solidify its investment-grade ratings, the one-time Baby Bell has undertaken an aggressive debt-reduction campaign, including buying back short-term debt.

An improving economy generally leads to sturdier balance sheets, which, in turn, can soften some of the risk in corporate issues. We've been pleased with the continued focus on the balance sheet by Dial, a soap and personal goods manufacturer that is committed to converting improved profits and cash flow into a smaller debt load. Having retired a quarter of its long-term credits in 2001, Dial appears on track for further reductions in 2002, as it's anticipating strong near-term sales growth.

Expectations for economic prosperity also tend to shore up higher-risk issues, and we enhanced our high-yield roster with Clarent Hospital. Formerly known as Paracelsus Healthcare, Clarent offers a very unique situation in that it's liquidating all of its hospital holdings, yet it's carrying a restructured issue callable in August that pays an 11.5% coupon. In our opinion, since it has no relevant operations, the company shouldn't miss any earnings. Furthermore, the asset sales should put enough cash in the bank to buy back the bonds, so it's a special type of yield-to-call opportunity that we were pleased to discover.

HCA, formerly known as Columbia HCA, also contributed positively to the Fund. In addition to generating consistently improving cash flows, the hospital owner and operator saw its bonds promoted to investment-grade status, an impressive achievement considering the credit rating agencies' post-Enron attitudes.

In the aftermath of the energy trader's failure, the agencies have stepped up their scrutiny of corporations. This in turn has had some mixed effects on our holdings. Downgrade watches appeared more often, which affected some near-term credit spreads. However, we believe the stringent approach will ultimately provide more protection because companies put under watch will be forced to do some real repair or improvements to their balance sheets. Plus, going forward, financing deals will be more conservatively structured as companies won't want to lose their ability to access either the debt or equity markets.

Bookkeeping concerns accounted for a portion of the woes that afflicted WorldCom Group, which also faced downward pricing trends in the telecommunications industry and a multifaceted Securities and Exchange Commission investigation. Given these negatives associated with the company, we decided to sell our WorldCom credits.

Treasuries also lagged, losing value as yields increased. Meanwhile, we added to our government agency exposure by purchasing short-term Fannie Mae credits. The agency, which buys and repackages mortgages, offered an optimistic outlook for the balance of this decade, concluding that demographic and borrowing trends will bolster the already-robust housing market.

During this time of transition, we will continue to utilize our latitude in flexibility within the fixed-income arena. By identifying investment-grade issues that benefit from an improving economy, high-yield credits with the potential to benefit even more, and short-term bonds that aren't as sensitive to the coming rate increases, we believe we're positioned well to absorb the market's volatility.

Thank you for your investment in Janus Flexible Income Fund.

(1)  Both returns include reinvested dividends and distributions.
(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of March 31, 2002, Lipper ranked Janus Flexible Income Fund 19 out of 39, 3 out of 22 and 1 out of 6 General Bond Funds for the 1-, 5-, and 10-year periods, respectively. As of April 30, 2002, Lipper ranked Janus Flexible Income Fund 3 out of 21 and 1 out of 6 General Bond Funds for the 5-, and 10-year periods, respectively.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

2  Janus Income Funds  April 30, 2002
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Portfolio Asset Mix
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Corporate Bonds
  Investment Grade                                    57.6%                51.6%
  High-Yield/High-Risk                                11.2%                12.5%
U.S. Government Obligations                           26.5%                30.8%
Foreign Dollar/
  Non-Dollar Bonds                                     1.5%                 1.7%
Preferred Stock                                        0.8%                 0.7%
Cash and Cash Equivalents                              2.4%                 2.7%

Fund Profile
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          8.5 Yrs.             8.0 Yrs.
Average Modified Duration**                        5.6 Yrs.             5.7 Yrs.
30-Day Average Yield***                               5.80%                5.20%
Weighted Average Fixed Income
  Credit Rating                                           A                    A

 **A theoretical measure of price volatility.
***Yield will fluctuate.

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Ten Year       Since 7/7/87*
 6.49%           6.72%          8.14%             8.21%

Janus Flexible
Income Fund
$32,221

Lehman Brothers
Government/
Credit Index
$32,506

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Flexible Income Fund and the Lehman Brothers Government/Credit Index. Janus Flexible Income Fund is represented by a shaded area of blue. The Lehman Brothers Government/Credit Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, July 7, 1987, through April 30, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Flexible Income Fund ($32,221) as compared to the Lehman Brothers Government/ Credit Index ($32,506).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds.

The Adviser has agreed to waive a portion of the Fund's expenses if they exceed the designated cap. If during the periods shown the Fund's actual expenses exceeded the cap, its yield and total return would have been lower. There were no waivers in effect for the most recent period presented.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Corporate Bonds - 70.3%
Aerospace and Defense - 1.5%
                Raytheon Co.:
$ 10,110,000      6.50%, notes, due 7/15/05 .................     $   10,400,662
   9,000,000      6.15%, notes, due 11/1/08 .................          8,977,500

                                                                      19,378,162

Automotive - Cars and Light Trucks - 0.2%
   3,000,000    General Motors Corp., 7.20%
                  company guaranteed notes, due 1/15/11 .....          3,067,500

Beverages - Non-Alcoholic - 0.4%
   4,500,000    Coca-Cola Enterprises, Inc., 6.125%
                  notes, due 8/15/11 ........................          4,511,250

Brewery - 1.4%
$ 17,250,000    Coors Brewing Co., 6.375%
                  notes, due 5/15/12+ .......................     $   17,336,250

Broadcast Services and Programming - 0.8%
  10,000,000    Clear Channel Communications, Inc., 6.00%
                  notes, due 11/1/06 ........................          9,725,000

Building - Residential and Commercial - 0.3%
   3,000,000    K. Hovnanian Enterprises, Inc., 8.875%
                  senior subordinated notes, due 4/1/12+ ....          2,917,500
   1,250,000    KB Home, Inc., 8.625%
                  senior subordinated notes, due 12/15/08 ...          1,278,125

                                                                       4,195,625

See Notes to Schedules of Investments.

                                           Janus Income Funds  April 30, 2002  3
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JANUS FLEXIBLE INCOME FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Cable Television - 1.4%
$  5,675,000    Adelphia Communications Corp., 8.125%
                  senior notes, due 7/15/03 .................     $    5,107,500
                Charter Communications Holdings LLC:
   6,250,000      10.25%, senior notes, due 1/15/10 .........          5,953,125
   2,500,000      10.00%, senior notes, due 5/15/11+ ........          2,325,000
   3,500,000    Mediacom Broadband LLC, 11.00%
                  company guaranteed notes, due 7/15/13 .....          3,736,250

                                                                      17,121,875

Cellular Telecommunications - 0.9%
  11,500,000    AT&T Wireless Services, Inc., 6.875%
                  notes, due 4/18/05 ........................         11,500,000

Commercial Banks - 0.4%
   5,000,000    Hudson United Bancorp, Inc., 8.20%
                  subordinated debentures, due 9/15/06 ......          4,956,250

Commercial Services - 1.6%
  20,000,000    PHH Corp., 8.125%
                  notes, due 2/3/03 .........................         20,300,000

Computers - 0.6%
   6,975,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................          7,009,875

Containers - Metal and Glass - 0.5%
   5,500,000    Owens-Brockway Glass Container, Inc.
                  8.875%, secured notes, due 2/15/09+ .......          5,678,750

Diversified Financial Services - 1.1%
  13,750,000    General Electric Capital Corp., 4.25%
                  notes, due 1/28/05 ........................         13,801,562

Diversified Operations - 1.8%
   8,750,000    ARAMARK Services, Inc., 7.00%
                  company guaranteed notes, due 5/1/07 ......          8,826,563
  14,100,000    Cendant Corp., 6.875%
                  notes, due 8/15/06 ........................         13,888,500

                                                                      22,715,063

Electric - Integrated - 2.0%
  10,250,000    Cinergy Corp., 6.25%
                  debentures, due 9/1/04 ....................         10,314,062
  15,000,000    PSEG Power LLC, 6.875%
                  company guaranteed notes, due 4/15/06 .....         15,393,750

                                                                      25,707,812

Finance - Auto Loans - 2.0%
  25,000,000    Ford Motor Credit Co., 5.75%
                  senior notes, due 2/23/04 .................         25,250,000

Finance - Other Services - 0.8%
   9,250,000    Pemex Master Trust, 8.625%
                  notes, due 2/1/22+ ........................          9,527,500

Food - Diversified - 2.2%
$  9,000,000    ConAgra Foods, Inc., 6.75%
                  notes, due 9/15/11 ........................     $    9,225,000
   4,250,000    General Mills, Inc., 6.00%
                  notes, due 2/15/12 ........................          4,122,500
                Kellogg Co.:
   6,625,000      6.00%, notes, due 4/1/06 ..................          6,815,469
   8,000,000      6.60%, notes, due 4/1/11 ..................          8,220,000

                                                                      28,382,969

Food - Meat Products - 0.5%
   6,250,000    Hormel Foods Corp., 6.625%
                  notes, due 6/1/11 .........................          6,406,250

Food - Retail - 7.3%
                Delhaize America, Inc.:
   9,750,000      7.375%, notes, due 4/15/06 ................         10,225,313
   8,000,000      8.125%, notes, due 4/15/11 ................          8,630,000
                Fred Meyer, Inc.:
   7,750,000      7.15%, company guaranteed notes
                  due 3/1/03 ................................          7,982,500
  10,750,000      7.375%, company guaranteed notes
                  due 3/1/05 ................................         11,435,313
  14,000,000      7.45%, company guaranteed notes
                  due 3/1/08 ................................         14,962,500
   4,000,000    Kroger Co., 7.50%
                  company guaranteed notes, due 4/1/31 ......          4,120,000
   5,500,000    Marsh Supermarkets, Inc., 8.875%
                  company guaranteed notes, due 8/1/07 ......          5,527,500
                Safeway, Inc.:
  20,000,000      6.15%, notes, due 3/1/06 ..................         20,550,000
   5,250,000      6.50%, notes, due 3/1/11 ..................          5,328,750
   3,500,000    Winn-Dixie Stores, Inc., 8.875%
                  senior notes, due 4/1/08 ..................          3,605,000

                                                                      92,366,876

Foreign Government - 1.2%
  15,000,000    United Mexican States, 7.50%
                  notes, due 1/14/12 ........................         15,225,000

Forestry - 0.7%
   9,000,000    Weyerhaeuser Co., 5.50%
                  notes, due 3/15/05+ .......................          9,112,500

Health Care Cost Containment - 0.4%
   4,250,000    McKesson Corp., 7.75%
                  notes, due 2/1/12 .........................          4,393,438

Hotels and Motels - 1.1%
   3,250,000    ITT Corp., 7.375%
                  debentures, due 11/15/15 ..................          3,079,375
                Starwood Hotels & Resorts Worldwide, Inc.:
   8,750,000      7.375%, notes, due 5/1/07 .................          8,804,688
   2,000,000      7.875%, notes, due 5/1/12 .................          2,007,500

                                                                      13,891,563

See Notes to Schedules of Investments.

4  Janus Income Funds  April 30, 2002
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Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Insurance Brokers - 0.2%
$  3,000,000    Marsh & McLennan Companies, Inc., 6.25%
                  notes, due 3/15/12+ .......................     $    3,041,250

Leisure, Recreation and Gaming - 0.6%
   7,000,000    Hard Rock Hotel, Inc., 9.25%
                  senior subordinated notes, due 4/1/05 .....          6,947,500

Life and Health Insurance - 0.9%
  11,000,000    Delphi Financial Group, Inc., 8.00%
                  senior notes, due 10/1/03 .................         11,261,250

Medical - HMO - 2.5%
                UnitedHealth Group, Inc.:
   8,350,000      7.50%, notes, due 11/15/05 ................          9,070,188
   5,000,000      5.20%, notes, due 1/17/07 .................          4,943,750
  16,750,000    Wellpoint Health Networks, Inc., 6.375%
                  notes, due 6/15/06 ........................         17,294,375

                                                                      31,308,313

Medical - Hospitals - 5.3%
   5,000,000    Clarent Hospital Corp., 11.50%
                  senior notes, due 8/15/05 .................          5,300,000
                HCA, Inc.:
  15,000,000      6.91%, notes, due 6/15/05 .................         15,431,250
   4,500,000      7.875%, senior notes, due 2/1/11 ..........          4,786,875
   2,750,000      6.95%, notes, due 5/1/12 ..................          2,756,875
   1,447,000      7.19%, debentures, due 11/15/15 ...........          1,439,765
   5,000,000      8.36%, debentures, due 4/15/24 ............          5,275,000
                Tenet Healthcare Corp.:
  20,000,000      5.375%, notes, due 11/15/06 ...............         19,700,000
  12,000,000      6.375%, notes, due 12/1/11 ................         11,850,000

                                                                      66,539,765

Medical Labs and Testing Services - 2.2%
                Quest Diagnostics, Inc.:
  15,000,000      6.75%, company guaranteed notes
                  due 7/12/06 ...............................         15,412,500
  12,000,000      7.50%, company guaranteed notes
                  due 7/12/11 ...............................         12,525,000

                                                                      27,937,500

Multimedia - 3.8%
                AOL Time Warner, Inc.:
  11,750,000      5.625%, notes, due 5/1/05 .................         11,647,187
   6,250,000      7.25%, debentures, due 10/15/17 ...........          5,875,000
   2,750,000      7.70%, notes, due 5/1/32 ..................          2,574,687
   4,000,000    Corus Entertainment, Inc., 8.75%
                  senior suborinated notes, due 3/1/12+ .....          4,150,000
  11,750,000    Gannett Company, Inc., 4.95%
                  notes, due 4/1/05 .........................         11,882,187
  12,000,000    Viacom, Inc., 6.40%
                  company guaranteed notes, due 1/30/06 .....         12,345,000

                                                                      48,474,061

Networking Products - 0%
                Candescent Technologies Corp.:
   4,250,000      8.00%, convertible senior subordinated
                  debentures, due 5/1/03+,(omega),(delta) ...            361,250
   2,750,000      8.00%, convertible senior subordinated
                  debentures, due 5/1/03+,(omega),(pi) ......            233,750

                                                                         595,000

Non-Hazardous Waste Disposal - 2.2%
$  7,750,000    Republic Services, Inc., 6.75%
                  notes, due 8/15/11 ........................     $    7,846,875
                Waste Management, Inc.:
  10,000,000      7.00%, senior notes, due 10/1/04 ..........         10,287,500
  10,000,000      7.375%, notes, due 8/1/10 .................         10,287,500

                                                                      28,421,875

Oil Companies - Exploration and Production - 0.5%
   3,250,000    Louis Dreyfus Natural Gas Corp., 6.875%
                  notes, due 12/1/07 ........................          3,384,062
   2,500,000    Magnum Hunter Resources, Inc., 9.60%
                  senior notes, due 3/15/12+ ................          2,625,000

                                                                       6,009,062

Oil Companies - Integrated - 2.7%
                Coastal Corp.:
   1,000,000      6.20%, notes, due 5/15/04 .................          1,011,250
   7,000,000      6.50%, debentures, due 6/1/08 .............          6,903,750
                Conoco Funding Co.:
  12,000,000      5.45%, company guaranteed notes
                  due 10/15/06 ..............................         12,060,000
   8,000,000      6.35%, notes, due 10/15/11 ................          8,090,000
   6,500,000    Occidental Petroleum Corp., 5.875%
                  notes, due 1/15/07 ........................          6,573,125

                                                                      34,638,125

Physical Therapy and Rehabilitation Centers - 1.6%
                HEALTHSOUTH Corp.:
  10,000,000      7.375%, senior notes, due 10/1/06 .........         10,100,000
  10,000,000      8.50%, senior notes, due 2/1/08 ...........         10,400,000

                                                                      20,500,000

Pipelines - 2.4%
   5,750,000    Tennessee Gas Pipeline Co., 7.50%
                  debentures, due 4/1/17 ....................          5,807,500
   9,000,000    TEPPCO Partners L.P., 7.625%
                  company guaranteed notes, due 2/15/12 .....          9,101,250
                Williams Companies, Inc.:
   5,750,000      6.125%, notes, due 12/1/03 ................          5,721,250
   3,000,000      8.125%, notes, due 3/15/12+ ...............          3,067,500
   7,500,000      7.875%, notes, due 9/1/21 .................          7,181,250

                                                                      30,878,750

Property and Casualty Insurance - 0.8%
   4,750,000    ACE, Ltd., 6.00%
                  notes, due 4/1/07 .........................          4,815,312
   6,000,000    First American Capital Trust, 8.50%
                  company guaranteed notes, due 4/15/12 .....          5,902,500

                                                                      10,717,812

Real Estate Investment Trusts - Hotels - 0.4%
   4,500,000    Host Marriott L.P., 9.50%
                  senior notes, due 1/15/07+ ................          4,753,125

Recreational Centers - 1.0%
  13,050,000    Bally Total Fitness Holding Corp., 9.875%
                  senior subordinated notes, due 10/15/07 ...         13,213,125

Retail - Discount - 2.1%
  25,000,000    Wal-Mart Stores, Inc., 6.875%
                  senior notes, due 8/10/09 .................         26,781,250

See Notes to Schedules of Investments.

                                           Janus Income Funds  April 30, 2002  5

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JANUS FLEXIBLE INCOME FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Retail - Restaurants - 0.3%
$  4,000,000    McDonald's Corp., 5.375%
                  notes, due 4/30/07 ........................     $    4,070,000

Satellite Telecommunications - 1.3%
  16,000,000    EchoStar DBS Corp., 9.125%
                  senior notes, due 1/15/09 .................         16,480,000

Savings/Loan/Thrifts - 2.6%
                Golden State Holdings, Inc.:
  23,000,000      7.00%, senior notes, due 8/1/03 ...........         23,316,250
  10,000,000      7.125%, senior notes, due 8/1/05 ..........         10,062,500

                                                                      33,378,750

Soap and Cleaning Preparations - 1.8%
                Dial Corp.:
  12,250,000      7.00%, senior notes, due 8/15/06 ..........         12,586,875
   9,770,000      6.50%, senior notes, due 9/15/08 ..........          9,733,363

                                                                      22,320,238

Telecommunication Services - 2.8%
                Verizon Global Funding Corp.:
  23,000,000      5.75%, convertible notes, due 4/1/03 ......         23,143,750
  12,000,000      4.25%, convertible senior notes
                  due 9/15/05+ ..............................         12,120,000

                                                                      35,263,750

Television - 0.8%
  10,000,000    Fox/Liberty Networks LLC, 8.875%
                  senior notes, due 8/15/07 .................         10,350,000

Veterinary Diagnostics - 0.2%
   2,250,000    Vicar Operating, Inc., 9.875%
                  senior subordinated notes, due 12/1/09+ ...          2,407,500

Web Hosting/Design - 0.2%
   8,000,000    Equinix, Inc., 13.00%
                  senior notes, due 12/1/07 .................          2,120,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $886,990,601) ...................        889,969,071
--------------------------------------------------------------------------------
Preferred Stock - 0.8%
Savings/Loan/Thrifts - 0.8%
     350,000    Chevy Chase Savings Bank, 13.00%
                  (cost $10,863,750) ........................          9,668,750
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
       5,000    Ono Finance PLC - expires 5/31/09*,+ ........              5,000

Telecommunication Services - 0%
       2,700    Versatel Telecom B.V. - expires 5/15/08* ....                  0

Web Hosting/Design - 0%
       4,190    Equinix, Inc. - expires 12/1/07* ............                 42
--------------------------------------------------------------------------------
Total Warrants (cost $0) ....................................              5,042
--------------------------------------------------------------------------------
U.S. Government Obligations - 26.5%
U.S. Government Agencies - 12.9%
                Fannie Mae:
$  9,250,000      3.50%, due 9/15/04 ........................     $    9,215,313
  49,365,000      3.875%, due 3/15/05 .......................         49,179,881
  16,500,000      6.00%, due 12/15/05 .......................         17,345,625
  35,035,000      6.25%, due 2/1/11 .........................         35,779,494
  49,520,000      6.625%, due 11/15/30 ......................         51,748,400

                                                                     163,268,713

U.S. Treasury Notes/Bonds - 13.6%
   6,000,000      7.50%, due 2/15/05 ........................          6,607,500
  10,635,000      3.50%, due 11/15/06 .......................         10,241,080
   9,250,000      5.625%, due 5/15/08 .......................          9,678,090
   1,750,000      3.375%, due 1/15/12# ......................          1,788,553
   3,940,000      4.875%, due 2/15/12 .......................          3,874,123
  22,665,000      7.25%, due 5/15/16 ........................         26,293,893
  35,580,000      7.25%, due 8/15/22 ........................         41,989,737
  27,030,000      6.25%, due 8/15/23 ........................         28,698,021
  18,050,000      6.25%, due 5/15/30 ........................         19,388,227
  24,855,000      5.375%, due 2/15/31** .....................         24,066,599

                                                                     172,625,823
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $334,530,163) .......        335,894,536
--------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
   2,000,000    ABN AMRO Bank N.V., 1.91%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $2,000,106
                  collateralized by $1,932,658
                  in U.S. Government Agencies
                  0%-7.25%, 7/10/02-2/15/32
                  with a value of $2,040,000
                  (cost $2,000,000) .........................          2,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,234,384,514) - 97.7% .......      1,237,537,399
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 2.3%         28,560,462
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $1,266,097,861
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
127 Contracts   U.S. Treasury - 10-year Note
                  expires June 2002, principal amount
                  $13,013,531, value $13,406,437
                  cumulative depreciation ...................     $    (392,906)
--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Canada                                               0.4%         $    4,150,000
Mexico                                               1.2%             15,225,000
United Kingdom                                         0%                  5,000
United States++                                     98.4%          1,218,157,399
--------------------------------------------------------------------------------
Total                                              100.0%         $1,237,537,399

++Includes Short-Term Securities (98.3% excluding Short-Term Securities)

See Notes to Schedules of Investments.

6  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND                         Sandy Rufenacht, portfolio manager

For the six months ended April 30, 2002, Janus High-Yield Fund gained 5.46%, while its benchmark, the Lehman Brothers High-Yield Bond Index, returned 6.64%.(1)

The high-yield bond market plummeted following the September 11 attacks and continued to slump while the anthrax scare permeated the country. As the shock wore off and signs of an improving economic climate in the U.S. started to materialize, the high-yield market performed fairly well during the beginning of 2002. Key drivers included the housing market, where new and resale numbers continued to be very strong, the auto sector, where low-rate financing deals served as a catalyst for a rebound in sales, and GDP, which jumped 5.6% in the first quarter. These figures indicate an economic recovery is underway - or that at least the situation is stabilizing.

[PHOTO]

While experiencing some increases, interest rates didn't rise materially and remained relatively low, prompting investors to seek better yields such as those found in the high-yield market. At the same time, the stock market was highly volatile, further driving demand for fixed-income investments.

A prominent theme during the quarter was accounting issues, as credit rating agencies adopted an aggressive mindset following the Enron implosion. We consistently strive to temper the Fund's volatility and therefore try to avoid the types of situations that will end in defaults. As such, we were minimally affected by the agencies' assertiveness. In general, we focus on industries we can understand, ones that have historically lent themselves to simpler accounting standards. Within those, we look for companies that not only follow well-funded, solid business plans but also offer reasonable predictability of earnings streams.

That said, we feel good about personal computer maker Apple Computer. Given that the note matures in less than two years, we don't believe this holding has a lot of upside. However, the company's short-term investments, totaling about $2.4 billion, along with its roughly $1.9 billion in cash, far exceed its total long-term debt burden of $315 million, so we believe there's very little risk. Although its 6.5% coupon isn't characterized as a classic high-yield payout, we think the virtually nonexistent volatility compensates for any shortcomings.

The revitalized economy helped the Fund's investments in car dealerships such as Sonic Automotive as consumers, attracted to low interest rate financing offers, flooded auto retailers to purchase new vehicles. In addition to booking revenues on new car transactions, many dealers capitalized on a very favorable interest rate to pad used-vehicle inventories that they anticipate will ultimately generate further impressive profits. Our attraction to Sonic, the No. 2 car dealership in the U.S., stems from our confidence in management's ability to execute on its business plan.

Our disappointments primarily came from the wireless telecommunications industry, which slumped in the midst of a cash crunch. Many companies need money to continue upgrading their phones, service and coverage areas, but lenders are scrutinizing deals much more closely than in the past. Two holdings caught in the downdraft were Horizon PCS, a Sprint PCS affiliate covering the region between New York, Chicago and North Carolina, and Price Communications Wireless, which holds wireless licenses in 16 southeast U.S. markets and is being acquired by Verizon Wireless. Nonetheless, we believe operations like these, with large subscriber bases, low customer turnover and a proven niche, have the best chance to endure the market's challenges and survive.

We continue to seek out solid opportunities to deploy what is currently a larger-than-typical cash position in the Fund, including select credits in the new issue market. Already, our yield has started to drift marginally higher as we shift the cash from Treasury notes paying about 2.5% into more of a 7.5%-9% type of income-producing security.

Though many are lamenting the modest supply of the new issue market, I actually believe it has returned to the traditional levels we saw before the telecommunications surge in the late 1990s. So as the supply gravitates toward historic norms, demand for high-yield investments continues to run high because they still look cheap relative to 10-year Treasury bills.

Emboldened by the increased attention directed toward the high-yield market, some may find it acceptable to take on a little extra risk for a generous coupon, especially in light of an improving economy. However, we aim for consistency through good times and bad times. By focusing on better businesses that fit into solid themes and management teams focused on effectively managing debt, we'll continue to work for a balance of respectable returns and reduced volatility.

Thank you for your investment in Janus High-Yield Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                           Janus Income Funds  April 30, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Net Assets)                            April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Corporate Bonds
  Investment Grade                                     6.4%                 4.2%
  High-Yield/High-Risk                                75.9%                81.4%
U.S. Government Obligations                            0.1%                   --
Cash and Cash Equivalents                             17.6%                14.4%

Fund Profile

                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          5.3 Yrs.             5.2 Yrs.
Average Modified Duration**                        3.9 Yrs.             3.8 Yrs.
30-Day Average Yield***                               7.72%                8.17%
Weighted Average Fixed Income
  Credit Rating                                           B                   BB

 **A theoretical measure of price volatility.
***Yields will fluctuate.

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 12/29/95*
 4.58%           5.89%              8.60%

Janus High-Yield
Fund
$16,868

Lehman Brothers
High-Yield Bond
Index
$13,409

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus High-Yield Fund and the Lehman Brothers High-Yield Bond Index. Janus High-Yield Fund is represented by a shaded area of blue. The Lehman Brothers High-Yield Bond Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 29, 1995, through April 30, 2002. The upper and lower right quadrants reflect the ending value of the hypothetical investment in Janus High-Yield Fund ($16,868) as compared to the Lehman Brothers High-Yield Bond Index ($13,409).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Due to recent market volatility, the Fund may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds.

The Adviser has agreed to waive a portion of the Fund's expenses if they exceed the designated cap. If during the periods shown the Fund's actual expenses exceeded the cap, its yield and total return would have been lower. There were no waivers in effect for the most recent period presented.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Corporate Bonds - 82.3%
Advanced Materials/Production - 0.7%
                Foamex L.P.:
$  1,500,000      9.875%, company guaranteed notes
                  due 6/15/07 ...............................     $    1,372,500
   2,000,000      10.75%, secured notes, due 4/1/09+ ........          2,110,000

                                                                       3,482,500

Advertising Sales - 0.4%
   2,000,000    Lamar Media Co., 9.625%
                  company guaranteed notes, due 12/1/06 .....          2,092,500

Advertising Services - 0.3%
   2,000,000    Interep National Radio Sales, Inc., 10.00%
                  company guaranteed notes, due 7/1/08 ......          1,442,500

Agricultural Operations - 0.3%
$  1,500,000    Hines Horticulture, Inc., 11.75%
                  senior subordinated notes, due
                  10/15/05(omega) ...........................     $    1,537,500

Apparel Manufacturers - 0.6%
   3,000,000    Levi Strauss & Co., 6.80%
                  notes, due 11/1/03 ........................          2,940,000

Automotive - Truck Parts and Equipment - 1.7%
   2,000,000    Advance Stores Company, Inc., 10.25%
                  company guaranteed notes, due 4/15/08 .....          2,120,000
   4,000,000    Collins & Aikman Products, Inc., 10.75%
                  senior notes, due 12/31/11+ ...............          4,180,000
   2,000,000    Dura Operating Corp., 9.00%
                  company guaranteed notes, due 5/1/09 ......          2,035,000

                                                                       8,335,000

See Notes to Schedules of Investments.

8  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Beverages - Wine and Spirits - 0.4%
$  2,000,000    Constellation Brands, Inc., 8.125%
                  senior subordinated notes, due 1/15/12 ....     $    2,050,000

Broadcast Services and Programming - 1.0%
   2,000,000    ABC Family Worldwide, Inc., 9.25%
                  senior notes, due 11/1/07 .................          2,100,000
   3,000,000    Clear Channel Communications, Inc., 6.00%
                  notes, due 11/1/06 ........................          2,917,500

                                                                       5,017,500

Building - Maintenance and Service - 0.6%
   3,000,000    Unicco Service, Inc., 9.875%
                  company guaranteed notes, due 10/15/07 ....          2,910,000

Building - Residential and Commercial - 4.6%
   2,000,000    D.R. Horton, Inc., 8.50%
                  senior notes, due 4/15/12+ ................          1,997,500
   5,000,000    K. Hovnanian Enterprises, Inc., 8.00%
                  senior notes, due 4/1/12+ .................          4,812,500
   2,000,000    KB Home, Inc., 9.50%
                  senior subordinated notes, due 2/15/11 ....          2,090,000
   2,000,000    MDC Holdings, Inc., 8.375%
                  senior notes, due 2/1/08 ..................          2,035,000
   2,000,000    Meritage Corp., 9.75%
                  senior notes, due 6/1/11 ..................          2,095,000
   3,000,000    Ryland Group, Inc., 9.125%
                  senior subordinated notes, due 6/15/11 ....          3,172,500
   2,000,000    Schuler Homes, Inc., 9.375%
                  notes, due 7/15/09 ........................          2,070,000
   1,500,000    Toll Corp., 8.25%
                  senior subordinated notes, due 2/1/11 .....          1,518,750
   3,000,000    WCI Communities, Inc., 10.625%
                  company guaranteed notes, due 2/15/11 .....          3,225,000

                                                                      23,016,250

Cable Television - 2.9%
   2,000,000    Adelphia Communications Corp., 9.25%
                  senior notes, due 10/1/02 .................          1,825,000
   3,000,000    Charter Communications Holdings LLC
                  10.25%, senior notes, due 1/15/10 .........          2,857,500
   3,000,000    CSC Holdings, Inc., 7.625%
                  senior notes, due 4/1/11 ..................          2,808,750
   5,000,000    FrontierVision Holdings L.P., 11.00%
                  senior subordinated notes, due 10/15/06 ...          4,850,000
   2,000,000    Mediacom LLC, 9.50%
                  senior notes, due 1/15/13 .................          2,010,000

                                                                      14,351,250

Casino Hotels - 5.1%
   2,000,000    Boyd Gaming Corp., 8.75%
                  notes, due 4/15/12+ .......................          2,082,500
   4,000,000    Mandalay Resort Group, Inc., 6.75%
                  senior subordinated notes, due 7/15/03 ....          4,040,000
   5,000,000    MGM Mirage, Inc., 8.375%
                  company guaranteed notes, due 2/1/11 ......          5,212,500
     670,000    Mirage Resorts, Inc., 6.625%
                  notes, due 2/1/05 .........................            678,375
   5,000,000    Park Place Entertainment Corp., 7.875%
                  senior subordinated notes, due 3/15/10+ ...          5,050,000

Casino Hotels - (continued)
$  4,000,000    Station Casinos, Inc., 8.875%
                  senior subordinated notes, due 12/1/08 ....     $    4,130,000
                Venetian Casino Resort LLC:
   2,000,000      12.25%, company guaranteed notes
                  due 11/15/04 ..............................          2,127,500
   2,000,000      14.25%, company guaranteed notes
                  due 11/15/05(omega) .......................          2,122,500

                                                                      25,443,375

Cellular Telecommunications - 3.4%
   4,000,000    Horizon PCS, Inc., 13.75%
                  senior notes, due 6/15/11+ ................          2,920,000
   4,000,000    Nextel Communications, Inc., 9.50%
                  senior notes, due 2/1/11 ..................          2,740,000
   5,000,000    Price Communications Wireless, Inc., 11.75%
                  senior subordinated notes, due 7/15/07 ....          5,312,500
   3,000,000    Triton PCS, Inc., 9.375%
                  company guaranteed notes, due 2/1/11 ......          2,902,500
   3,000,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................          3,240,000

                                                                      17,115,000

Chemicals - Diversified - 1.1%
   2,000,000    Hercules, Inc., 11.125%
                  company guaranteed notes, due 11/15/07 ....          2,227,500
   3,000,000    Lyondell Chemical Co., 9.875%
                  secured notes, due 5/1/07 .................          2,970,000

                                                                       5,197,500

Chemicals - Specialty - 0.6%
   3,000,000    ISP Holdings, Inc., 10.625%
                  notes, due 12/15/09+ ......................          3,075,000

Commercial Services - 0.3%
   1,500,000    Iron Mountain, Inc., 8.75%
                  company guaranteed notes, due 9/30/09 .....          1,545,000

Computers - 1.2%
   6,000,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................          6,030,000

Containers - Metal and Glass - 0.8%
   1,000,000    Crown Cork & Seal Company, Inc., 7.125%
                  notes, due 9/1/02 .........................            962,500
   3,000,000    Owens-Brockway Glass Container, Inc.
                  8.875%, secured notes, due 2/15/09+ .......          3,097,500

                                                                       4,060,000

Cruise Lines - 0.8%
                Royal Caribbean Cruises, Ltd.:
   2,390,000      8.125%, senior notes, due 7/28/04 .........          2,366,100
   2,000,000      7.25%, debentures, due 3/15/18 ............          1,610,000

                                                                       3,976,100

Electric - Distribution - 0.4%
   2,000,000    BRL Universal Equipment, Inc., 8.875%
                  secured notes, due 2/15/08 ................          2,070,000

Electric - Generation - 0.4%
   2,000,000    AES Corp., 8.75%
                  senior notes, due 12/15/02 ................          1,940,000

See Notes to Schedules of Investments.

                                           Janus Income Funds  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Electric - Integrated - 0.9%
$  2,000,000    CMS Energy Corp., 8.125%
                  senior notes, due 5/15/02 .................     $    2,002,500
   2,000,000    Mission Energy Holding, Inc., 13.50%
                  secured notes, due 7/15/08 ................          2,195,000

                                                                       4,197,500

Electric Products - Miscellaneous - 0.4%
   2,000,000    UCAR Finance, Inc., 10.25%
                  company guaranteed notes, due 2/15/12+ ....          2,105,000

Finance - Investment Bankers/Brokers - 0.7%
   3,000,000    Labranche & Company, Inc., 12.00%
                  senior subordinated notes, due 3/2/07 .....          3,420,000

Finance - Leasing Companies - 0.4%
   2,000,000    Williams Scotsman, Inc., 9.875%
                  company guaranteed notes, due 6/1/07+ .....          2,035,000

Finance - Other Services - 0.4%
   2,000,000    Stone Container Financial Corp., 11.50%
                  company guaranteed notes, due 8/15/06+ ....          2,162,500

Food - Dairy Products - 0.6%
   3,000,000    Land O' Lakes, Inc., 8.75%
                  senior notes, due 11/15/11+ ...............          2,805,000

Food - Meat Products - 0.6%
   3,000,000    American Seafood Group LLC, 10.125%
                  senior subordinated notes, due 4/15/10+ ...          3,075,000

Food - Miscellaneous/Diversified - 0.4%
   2,000,000    Chiquita Brands International, Inc., 10.56%
                  senior notes, due 3/15/09 .................          2,110,000

Food - Retail - 2.9%
                Great Atlantic and Pacific Tea Company, Inc.:
   2,000,000      7.75%, notes, due 4/15/07 .................          1,990,000
   4,000,000      9.125%, senior notes, due 12/15/11 ........          4,210,000
   3,000,000    Ingles Markets, Inc., 8.875%
                  notes, due 12/1/11 ........................          3,015,000
   2,000,000    Stater Brothers Holdings, Inc., 10.75%
                  senior notes, due 8/15/06 .................          2,127,500
   3,000,000    Winn-Dixie Stores, Inc., 8.875%
                  senior notes, due 4/1/08 ..................          3,090,000

                                                                      14,432,500

Food - Wholesale/Distribution - 0.4%
   2,000,000    B & G Foods, Inc., 9.625%
                  senior subordinated notes, due 8/1/07+ ....          2,060,000

Funeral Services and Related Items - 1.5%
   4,000,000    Service Corporation International, Inc., 6.00%
                  notes, due 12/15/05 .......................          3,595,000
   4,000,000    Stewart Enterprises, Inc., 6.40%
                  notes, due 5/1/03 .........................          4,000,000

                                                                       7,595,000

Gambling - Non-Hotel Casinos - 0.6%
   3,000,000    Mohegan Tribal Gaming Authority, 8.00%
                  senior subordinated notes, due 4/1/12+ ....          3,011,250

Health Care Cost Containment - 0.4%
   2,000,000    Caremark Rx, Inc., 7.375%
                  senior notes, due 10/1/06 .................          2,020,000

Hotels and Motels - 0.6%
$  3,000,000    ITT Corp., 6.75%
                  notes, due 11/15/05 .......................     $    2,970,000

Leisure, Recreation and Gaming - 1.4%
   7,000,000    Hard Rock Hotel, Inc., 9.25%
                  senior subordinated notes, due 4/1/05 .....          6,947,500

Machinery - Pumps - 0.2%
   1,000,000    Flowserve Corp., 12.25%
                  company guaranteed notes, due 8/15/10 .....          1,130,000

Medical - HMO - 0.4%
   2,000,000    Rotech Healthcare, Inc., 9.50%
                  senior subordinated notes, due 4/1/12+ ....          2,090,000

Medical - Hospitals - 0.4%
   2,000,000    Vanguard Health Systems, Inc., 9.75%
                  senior subordinated notes, due 8/1/11 .....          2,105,000

Medical - Wholesale Drug Distributors - 1.2%
   6,000,000    Bergen Brunswig Corp., 7.375%
                  senior notes, due 1/15/03 .................          6,135,000

Medical Products - 1.5%
   2,000,000    Alaris Medical Systems, Inc., 11.625%
                  secured notes, due 12/1/06 ................          2,225,000
   2,000,000    Hanger Orthopedic Group, Inc., 10.375%
                  senior notes, due 2/15/09+ ................          2,130,000
   3,000,000    Universal Hospital Service, Inc., 10.25%
                  senior notes, due 3/1/08 ..................          2,925,000

                                                                       7,280,000

Miscellaneous Manufacturing - 0.4%
   2,000,000    Dresser, Inc., 9.375%
                  company guaranteed notes, due 4/15/11 .....          2,075,000

MRI and Medical Diagnostic Imaging Centers - 0.4%
   2,000,000    Insight Health Services, Inc., 9.875%
                  senior subordinated notes, due 11/1/11+ ...          2,060,000

Multilevel Direct Selling - 0.4%
   2,000,000    Home Interiors & Gifts, Inc., 10.125%
                  company guaranteed notes, due 6/1/08 ......          1,900,000

Multimedia - 0.4%
   2,000,000    Nextmedia Operating, Inc., 10.75%
                  senior subordinated notes, due 7/1/11+ ....          2,155,000

Non-Hazardous Waste Disposal - 1.6%
                Allied Waste North America, Inc.:
   3,000,000      7.625%, company guaranteed notes
                  due 1/1/06 ................................          2,962,500
   2,000,000      10.00%, company guaranteed notes
                  due 8/1/09 ................................          2,055,000
   3,000,000    Browning-Ferris Industries, Inc., 7.875%
                  senior notes, due 3/15/05 .................          3,041,250

                                                                       8,058,750

Office Automation and Equipment - 0.4%
   2,000,000    Xerox Capital PLC, 5.75%
                  company guaranteed notes, due 5/15/02 .....          1,985,000

Oil - Field Services - 0.8%
   3,000,000    Hanover Equipment Trust 2001-A, 8.50%
                  secured notes, due 9/1/08+ ................          3,030,000
   1,000,000    Pride Petroleum Services, Inc., 9.375%
                  senior notes, due 5/1/07 ..................          1,046,250

                                                                       4,076,250

See Notes to Schedules of Investments.

10  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Oil Companies - Exploration and Production - 8.2%
                Chesapeake Energy Corp.:
$  1,000,000      7.875%, senior notes, due 3/15/04 .........     $    1,022,500
   4,000,000      8.125%, senior notes, due 4/1/11 ..........          4,000,000
                Forest Oil Corp.:
   3,000,000      10.50%, company guaranteed notes
                  due 1/15/06 ...............................          3,225,000
   5,000,000      8.00%, senior notes, due 6/15/08 ..........          5,112,500
   2,000,000    Magnum Hunter Resources, Inc., 9.60%
                  senior notes, due 3/15/12+ ................          2,100,000
   3,000,000    Newfield Exploration Co., 7.625%
                  notes, due 3/1/11 .........................          3,003,750
   2,500,000    Ocean Energy, Inc., 8.375%
                  company guaranteed notes, due 7/1/08 ......          2,618,750
   3,000,000    Parker & Parsley Petroleum Co., 8.25%
                  senior notes, due 8/15/07 .................          3,105,000
   3,000,000    Pogo Producing Co., 8.25%
                  senior subordinated notes, due 4/15/11 ....          3,120,000
   2,000,000    Range Resources Corp., 8.75%
                  company guaranteed notes, due 1/15/07 .....          2,010,000
                Stone Energy Corp.:
   3,000,000      8.75%, company guaranteed notes
                  due 9/15/07 ...............................          3,105,000
   2,000,000      8.25%, senior subordinated notes
                  due 12/15/11 ..............................          2,045,000
   3,000,000    Tri-Union Development Corp., 12.50%
                  notes, due 6/1/06 .........................          2,760,000
   1,750,000    Vintage Petroleum, Inc., 8.25%
                  senior notes, due 5/1/12+ .................          1,745,625
   2,000,000    Westport Resources Corp., 8.25%
                  senior subordinated notes, due 11/1/11 ....          2,060,000

                                                                      41,033,125

Oil Companies - Integrated - 0.5%
   2,000,000    Pennzoil-Quaker State Co., 10.00%
                  senior notes, due 11/1/08+ ................          2,337,500

Oil Refining and Marketing - 1.0%
   5,000,000    Tesoro Petroleum Corp., 9.625%
                  senior subordinated notes, due 11/1/08 ....          5,112,500

Paper and Related Products - 0.8%
   2,000,000    Fort James Corp., 6.70%
                  notes, due 11/15/03 .......................          2,002,500
   2,000,000    Repap New Brunswick, Inc., 9.00%
                  senior notes, due 6/1/04 ..................          2,090,000

                                                                       4,092,500

Physical Therapy and Rehabilitation Centers - 1.6%
                HEALTHSOUTH Corp.:
   5,000,000      3.25%, convertible notes, due 4/1/03 ......          4,893,750
   3,000,000      8.50%, senior notes, due 2/1/08 ...........          3,120,000

                                                                       8,013,750

Pipelines - 0.6%
   3,000,000    Duke Energy Field Services, Inc., 5.75%
                  notes, due 11/15/06 .......................          2,940,000

Poultry - 0.4%
   2,000,000    Pilgrim's Pride Corp., 9.625%
                  company guaranteed notes, due 9/15/11 .....          2,050,000

Racetracks - 0.4%
$  2,000,000    Speedway Motorsports, Inc., 8.50%
                  company guaranteed notes, due 8/15/07 .....     $    2,070,000

Radio - 0.9%
   2,000,000    Cumulus Media, Inc., 10.375%
                  company guaranteed notes, due 7/1/08 ......          2,155,000
   2,000,000    Radio One, Inc., 8.875%
                  senior subordinated notes, due 7/1/11 .....          2,102,500

                                                                       4,257,500

Real Estate Investment Trusts - Health Care - 0.4%
   2,000,000    Senior Housing Properties Trust, 8.625%
                  senior notes, due 1/15/12 .................          2,070,000

Real Estate Investment Trusts - Hotels - 1.7%
                Host Marriott L.P.:
   3,000,000      7.875%, company guaranteed notes
                  due 8/1/05 ................................          2,992,500
   3,000,000      9.50%, senior notes, due 1/15/07+ .........          3,168,750
   2,000,000    RFS Partnership L.P., 9.75%
                  senior notes, due 3/1/12+ .................          2,080,000

                                                                       8,241,250

Recreational Centers - 0.6%
   3,000,000    Bally Total Fitness Holding Corp., 9.875%
                  senior subordinated notes, due 10/15/07 ...          3,037,500

Rental Auto/Equipment - 0.9%
   4,000,000    Avis Group Holdings, Inc., 11.00%
                  company guaranteed notes, due 5/1/09 ......          4,440,000

Resorts and Theme Parks - 2.5%
   2,000,000    Intrawest Corp., 10.50%
                  senior notes, due 2/1/10 ..................          2,120,000
   7,000,000    Six Flags, Inc., 8.875%
                  senior notes, due 2/1/10+ .................          7,105,000
   3,000,000    Sun International Hotels, Ltd., 8.875%
                  senior subordinated notes, due 8/15/11 ....          3,105,000

                                                                      12,330,000

Retail - Apparel and Shoe - 1.2%
   4,000,000    Gap, Inc., 5.625%
                  notes, due 5/1/03 .........................          3,960,000
   2,000,000    Saks, Inc., 7.00%
                  company guaranteed notes, due 7/15/04 .....          1,962,500

                                                                       5,922,500

Retail - Automobile - 1.1%
   2,000,000    AutoNation, Inc., 9.00%
                  company guaranteed notes, due 8/1/08 ......          2,125,000
   3,000,000    Sonic Automotive, Inc., 11.00%
                  senior subordinated notes, due 8/1/08 .....          3,225,000

                                                                       5,350,000

Retail - Propane Distribution - 0.4%
   2,000,000    AmeriGas Partners L.P., 8.875%
                  senior notes, due 5/20/11 .................          2,080,000

Retail - Restaurants - 0.4%
   2,000,000    CKE Restaurants, Inc., 9.125%
                  company guaranteed notes, due 5/1/09 ......          1,960,000

Retail - Video Rental - 0.4%
   2,000,000    Hollywood Entertainment Corp., 10.625%
                  senior subordinated notes, due 8/15/04 ....          2,040,000

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Satellite Telecommunications - 1.9%
$  4,000,000    Echostar DBS Corp., 9.375%
                  senior notes, due 2/1/09 ..................     $    4,170,000
   5,000,000    PanAmSat Corp., 8.50%
                  senior notes, due 2/1/12+ .................          5,000,000

                                                                       9,170,000

Savings/Loan/Thrifts - 0.2%
   1,000,000    Sovereign Bancorp, Inc., 8.625%
                  senior notes, due 3/15/04 .................          1,037,500

Schools - Day Care - 0.4%
   2,000,000    KinderCare Learning Centers, Inc., 9.50%
                  senior subordinated notes, due 2/15/09 ....          1,980,000

Semiconductor Equipment - 0.4%
   2,000,000    Amkor Technologies, Inc., 9.25%
                  senior notes, due 5/1/06 ..................          2,015,000

Specified Purpose Acquisition Company - 0.8%
   2,000,000    American Acheivement Corp., 11.625%
                  senior notes, due 1/1/07+ .................          2,112,500
   2,000,000    IPC Acquisition Corp., 11.50%
                  senior subordinated notes, due 12/15/09+ ..          1,990,000

                                                                       4,102,500

Telecommunication Equipment - 0.5%
   2,000,000    Fairchild Semiconductor, Inc., 10.50%
                  senior subordinated notes, due 2/1/09 .....          2,195,000

Telecommunication Services - 1.6%
   2,000,000    Alaska Communications Systems, Inc.
                  9.375%, company guaranteed notes
                  due 5/15/09 ...............................          1,930,000
   3,000,000    Dobson Communications Corp., 10.875%
                  senior notes, due 7/1/10 ..................          2,790,000
   3,000,000    Tritel PCS, Inc., 10.375%
                  company guaranteed notes, due 1/15/11 .....          3,330,000

                                                                       8,050,000

Television - 1.0%
   2,000,000    Fox/Liberty Networks LLC, 8.875%
                  senior notes, due 8/15/07 .................          2,070,000
   3,000,000    Sinclair Broadcast Group, Inc., 8.00%
                  senior subordinated notes, due 3/15/12+ ...          3,045,000

                                                                       5,115,000

Theaters - 1.7%
   6,000,000    AMC Entertainment, Inc., 9.875%
                  senior subordinated notes, due 2/1/12+ ....          6,105,000
   2,000,000    Regal Cinemas, Inc., 9.375%
                  senior subordinated notes, due 2/1/12+ ....          2,075,000

                                                                       8,180,000

Transportation - Services - 0.4%
   2,000,000    Petroleum Helicopters, Inc., 9.37 5%
                  senior notes, due 5/1/09+ .................          2,060,000

Wire and Cable Products - 0.6%
   3,000,000    International Wire Group, Inc., 11.75%
                  senior subordinated notes, due 6/1/05 .....          2,730,000

Wireless Equipment - 0.9%
$  3,000,000    Crown Castle International Corp., 0%
                  senior discount notes, due 11/15/07(omega)      $    2,670,000
   3,000,000    Nextel Partners, Inc., 11.00%
                  senior notes, due 3/15/10 .................          1,920,000

                                                                       4,590,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $404,264,693) ...................        410,226,350
--------------------------------------------------------------------------------
Common Stock - 0%
Oil Companies - Exploration and Production - 0%
       3,000    Tribo Petroleum Corp. - Class A*,+ (cost $0)              90,000
--------------------------------------------------------------------------------
U.S. Government Obligations - 0.1%
$    500,000    U.S. Treasury Note
                  7.50%, due 5/15/02** (cost $501,200) ......            501,110
--------------------------------------------------------------------------------
Short-Term Corporate Note - 4.3%
                Citgroup, Inc.
  21,200,000      1.83%, 5/1/02
                  (amortized cost $21,200,000) ..............         21,200,000
--------------------------------------------------------------------------------
Time Deposits - 8.3%
                Societe Generale, New York
  21,200,000      1.81%, 5/1/02 .............................         21,200,000
                State Street Bank and Trust Co.
  20,000,000      1.87%, 5/1/02 .............................         20,000,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $41,200,000) ......................         41,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $467,165,893) - 95.0% .........        473,217,460
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 5.0%         25,013,276
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  498,230,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
200 Contracts   U.S. Treasury - 5-year Note
                  expires June 2002, principal amount
                  $20,957,813, value $21,209,375
                  cumulative depreciation ...................     $    (251,562)
--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Canada                                               1.3%         $    6,372,500
Luxembourg                                           0.4%              1,785,000
United Kingdom                                       0.4%              1,985,000
United States++                                     97.9%            463,074,960
--------------------------------------------------------------------------------
Total                                              100.0%         $  473,217,460

++Includes Short-Term Securities (84.7% excluding Short-Term Securities)

See Notes to Schedules of Investments.

12  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND                  Sharon Pichler, portfolio manager

Janus Federal Tax-Exempt Fund returned 0.03% for the six-month period ended April 30, 2002. This compares with a 1.08% return for its benchmark, the Lehman Brothers Municipal Bond Index.(1)

The U.S. economy and capital markets seem to have entered a strangely uncertain stage. The Fed continued to lower its benchmark Fed Funds rate through December 2001, and at the time it was widely anticipated that further cuts would ensue. But investors in the 30-year Treasury started anticipating an economic recovery in November of 2001 and began to quickly retrace the yield declines that had occurred after September 11. The yield on the 30-year Treasury went from 4.79% on Nov. 7, 2001, to a high of 5.83% on March 14, 2002, while the Fed kept the Funds rate at 1.75%. This dichotomy resulted in historically high spreads between short-term and long-term rates, which normally is a predictor of strength in the economy. Yet that other predictor of economic strength, the stock market, has faltered badly. The Federal Reserve had indicated it believes the economy has begun to recover from recession, but is uncertain whether the recovery is sustainable.

[PHOTO]

Municipal yields have followed pretty much the same pattern as their Treasury counterparts. Since prices of bonds move inversely with interest rate changes, the Fund's NAV went down, from $7.07 on 11/7/01, to $6.72 by 12/17/01, as interest rates went up. A period of relatively better performance by the municipal market contributed to a recovery in the Fund's NAV to $6.95 on January 16, 2002, after which another leg up in yields caused a leg back down in the Fund's NAV. Both markets then recovered somewhat and seem currently to be in a wait-and-see mood.

With the 30-year Treasury yield currently in the 5.6% range, and 30-year municipal bonds yielding around 5.20%, I believe these yields reflect expectations that the Fed will be unwilling to raise rates in the near term. Clearly, however, the next move in interest rates, whenever it does occur, is expected to be upward. With no major interest-rate moves on the horizon, trading in the Fund has been pretty quiet. These are not times to risk shareholder assets by trying to be smarter than the market. We have, however, continued our strategy of selling unrated, lesser-known securities in the Fund and replacing them with highly liquid, well-thought-of names. With municipal issuers beginning to feel the financial strain of the recession, we have been especially careful when analyzing credit risk.

Thank you for your continued investment in Janus Federal Tax-Exempt Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                          Janus Income Funds  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Net Assets)                            April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
General Obligation Bonds                              50.3%                41.6%
Revenue Bonds                                         49.7%                58.4%

Fund Profile
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                         13.0 Yrs.             9.9 Yrs.
Average Modified Duration**                        8.1 Yrs.             7.6 Yrs.
30-Day Average Yield***
  With Reimbursement                                  4.15%                4.15%
  Without Reimbursement                               3.81%                3.38%
Weighted Average Fixed Income
  Credit Rating                                          Aa                   Aa

 **A theoretical measure of price volatility.
***Yields will fluctuate.

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 5/3/93*
 6.01%           4.78%             4.82%

Janus Federal Tax-
Exempt Fund
$15,274

Lehman Brothers
Municipal Bond
Index
$17,155

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Federal Tax-Exempt Fund and the Lehman Brothers Municipal Bond Index. Janus Federal Tax-Exempt Fund is represented by a shaded area of blue. The Lehman Brothers Municipal Bond Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 3, 1993, through April 30, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Federal Tax-Exempt Fund ($15,274) as compared to the Lehman Brothers Municipal Bond Index ($17,155).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers Municipal Bond Index is composed of approximately 1,100 bonds; 60% of which are revenue bonds and 40% of which are state government obligations. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Income may be subject to state or local taxes and to a limited extent certain federal taxes. Capital gains are subject to federal, state and local taxes.

The Adviser has agreed to waive a portion of the Fund's expenses. Without such waivers, the Fund's yield and total return would have been lower.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Municipal Bonds - 98.1%
Arizona - 1.4%
$  1,000,000    Mesa Street and Highway Revenue
                  (FGIC Insured), 6.25%, due 7/1/11 .........     $    1,158,750
     900,000    Winslow Industrial Development Authority
                  Hospital Revenue, (Winslow Memorial
                  Hospital Project), 5.50%, due 6/1/22 ......            657,000

                                                                       1,815,750

California - 3.5%
$  2,000,000    California State
                  5.50%, due 6/1/11 .........................     $    2,180,000
   1,000,000    Educational Facilities Authority Revenue
                  (Stanford University), Series P
                  5.25%, due 12/1/13 ........................          1,092,500
   1,100,000    Los Angeles Regional Airport Improvements
                  Corp., Lease Revenue, (Sublease - L.A.
                  International), Variable Rate
                  1.65%, due 12/1/25 ........................          1,100,000

                                                                       4,372,500

See Notes to Schedules of Investments.

14  Janus Income Funds  April 30, 2002

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--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Colorado - 21.9%
$  2,035,000    Arapahoe County, (Cherry Creek School
                  District No. 005), 5.50%, due 12/15/09 ....     $    2,251,219
     615,000    Bachelor Gulch Metropolitan District
                  6.80%, due 12/1/06 ........................            644,213
                Black Hawk Device Tax Revenue:
      30,000      6.00%, due 12/1/03 ........................             30,150
      25,000      6.10%, due 12/1/07 ........................             25,719
      50,000      6.00%, due 12/1/09 ........................             51,125
     500,000      6.00%, due 12/1/11 ........................            521,250
     510,000      5.70%, due 12/1/12 ........................            540,600
   1,000,000    Castle Rock Golf Enterprise Revenue
                  6.50%, due 12/1/16 ........................          1,028,750
   2,000,000    Central Platte Valley Metropolitan District
                  (ACA Insured), 5.20%, due 12/1/17 .........          2,182,500
   2,870,000    Denver City and County (Art Museum)
                  4.00%, due 8/1/06 .........................          2,959,688
   1,500,000    Douglas County, (Douglas and Elbert
                  County School District No. RE 1)
                  (MBIA Insured), State Aid Withholding
                  5.25%, due 12/15/16 .......................          1,561,875
   1,205,000    Eaglebend Affordable Housing Corp.
                  Multifamily Revenue, (Housing Project)
                  Series B, 7.40%, due 7/1/21 ...............          1,171,862
   3,400,000    Educational and Cultural Facilities
                  Authority Revenue, (University of
                  Denver Project), Series B, Variable Rate
                  1.20%, due 3/1/31 .........................          3,400,000
   1,000,000    Erie Water Enterprise Revenue, Series B
                  6.00%, due 12/1/17 ........................          1,071,250
                Hyland Hills Metropolitan Parks and
                  Recreation District Special Revenue
                  Series A:
     850,000      5.00%, due 12/15/06 .......................            884,000
     500,000      6.75%, due 12/15/15 .......................            526,250
     675,000    Mountain Village Metropolitan District
                  San Miguel County, 8.10%, due 12/1/11 .....            706,280
   1,000,000    Platte River Power Authority Colorado
                  Power Revenue, Series EE
                  5.375%, due 6/1/18 ........................          1,041,250
                Regional Transportation District Sales Tax
                  Revenue, (FGIC Insured), Series A:
   1,150,000      5.00%, due 11/1/15 ........................          1,183,063
   1,000,000      5.00%, due 11/1/17 ........................          1,013,750
     100,000    Telluride Excise Tax Revenue
                  5.75%, due 12/1/12 ........................            105,750
   3,000,000    Water Reserve and Power Development
                  Authority, (Small Water Reserve Revenue)
                  (FGIC Insured), Series A
                  4.80%, due 11/1/20 ........................          2,913,750
   1,680,000    Westminster Water and Wastewater Utilities
                  Enterprise Revenue, (AMBAC Insured)
                  5.00%, due 12/1/13 ........................          1,772,400

                                                                      27,586,694

Florida - 0.9%
$  1,000,000    State Board of Education Capital Outlay
                  (Public Education), Series A
                  5.875%, due 6/1/14 ........................     $    1,078,750

Georgia - 4.5%
   1,800,000    Atlanta Airport Facilities Revenue
                  (AMBAC Insured), 6.00%, due 1/1/07 ........          1,980,000
                Clarke County School District:
   1,000,000      4.00%, due 9/1/03 .........................          1,025,000
   1,000,000      2.75%, due 9/1/05 .........................            991,250
   1,400,000    Municipal Electric Authority Power Revenue
                  (MBIA Insured), Series Y
                  6.50%, due 1/1/17 .........................          1,660,750

                                                                       5,657,000

Illinois - 7.4%
   1,385,000    Coles and Cumberland County Community
                  Unit School District No. 002
                  (FGIC Insured), 5.35%, due 2/1/18 .........          1,421,356
   2,050,000    Du Page County, (Downer's Grove
                  Community High School District No. 099)
                  (FSA Insured), 5.50%, due 12/1/12 .........          2,206,312
   1,000,000    Illinois State, (FSA Insured)
                  5.375%, due 5/1/12 ........................          1,078,750
   1,070,000    Kendall Kane and Will Counties Community
                  Unit School District No. 308
                  (FSA Insured), 5.00%, due 10/1/06 .........          1,143,562
   1,000,000    Metropolitan Pier and Exposition Authority
                  Hospitality Facilities Revenue
                  (McCormick Place Convention Center
                  Project), 7.00%, due 7/1/26 ...............          1,268,750
   2,000,000    Regional Transportation Authority
                  (FGIC Insured), 6.00%, due 6/1/23 .........          2,242,500

                                                                       9,361,230

Indiana - 1.5%
   2,000,000    Allen County (Independence War
                  Memorial), (AMBAC Insured), Series A
                  5.00%, due 5/1/25 .........................          1,920,000

Iowa - 0.2%
     200,000    Finance Authority Private College Revenue
                  (Morningside College), Variable Rate
                  1.75%, due 7/1/26 .........................            200,000

Kansas - 1.6%
   1,860,000    Johnson County Unified School District
                  No. 233, (FGIC Insured), Series B
                  5.50%, due 9/1/15 .........................          2,055,300

Massachusetts - 0.8%
   1,000,000    State Referendum, Series C
                  5.20%, due 8/1/08 .........................          1,047,500

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Michigan - 9.1%
$  1,000,000    Anchor Bay School District
                  5.00%, due 5/1/30 .........................     $      955,000
   2,000,000    Detroit City School District, Series B
                  4.75%, due 5/1/28 .........................          1,837,500
   2,000,000    Harper Creek Community School District
                  5.125%, due 5/1/31 ........................          1,945,000
   1,000,000    Haslett Public School District
                  (Q-SBLF Insured), 5.00%, due 5/1/19 .......            997,500
   1,155,000    Municipal Bond Authority Revenue
                  (Drinking Water Revolving Fund)
                  5.00%, due 10/1/13 ........................          1,206,975
   2,000,000    Reeths - Puffer Schools
                  5.00%, due 5/1/27 .........................          1,920,000
   1,000,000    State Clean Initiative Program
                  5.00%, due 11/1/13 ........................          1,052,500
   1,500,000    State Comprehensive Transportation
                  (FSA Insured), Series A
                  5.00%, due 11/1/19 ........................          1,496,250

                                                                      11,410,725

Minnesota - 0.3%
     435,000    Maplewood Multifamily Revenue
                  (Hazel Ridge Project), Series B
                  7.50%, due 12/15/32 .......................            404,550

Mississippi - 0.6%
     740,000    Harrison County School District (State Aid
                  Capital Improvement), (FSA Insured)
                  6.25%, due 8/1/02 .........................            748,221

Missouri - 0.6%
                Health and Educational Facilities Authority
                  Revenue, (Washington University):
     400,000      Series D, Variable Rate
                  1.70%, due 9/1/30 .........................            400,000
     400,000      Series C, Variable Rate
                  1.70%, due 3/1/40 .........................            400,000

                                                                         800,000

Nevada - 0.8%
   1,000,000    State Capital Improvements, Series B
                  5.125%, due 4/15/16 .......................          1,016,250

New Jersey - 1.8%
   1,000,000    Transportation Corp. Certificates
                  (Federal Transportation Administration
                  Grants), Series B, 5.25%, due 9/15/04 .....          1,061,250
   1,000,000    Turnpike Authority Revenue
                  (FSA Insured), Series C
                  6.50%, due 1/1/16 .........................          1,182,500

                                                                       2,243,750

New Mexico - 1.8%
   2,000,000    University of New Mexico Revenue
                  Series A, 6.00%, due 6/1/21 ...............          2,267,500

New York - 2.8%
$  1,000,000    New York, Series G
                  5.00%, due 8/1/05 .........................     $    1,053,750
   1,345,000    St. Lawrence County Industrial Development
                  Civic Facilities Revenue, (St. Lawrence
                  University Project), (MBIA Insured)
                  Series A, 5.375%, due 7/1/18 ..............          1,392,075
   1,000,000    State Dormitory Authority Revenue
                  (State University Educational Facilities)
                  Series A, 5.50%, due 5/15/19 ..............          1,067,500

                                                                       3,513,325

North Carolina - 1.7%
   2,000,000    Mecklenburg County Public Improvement
                  Series A, 4.50%, due 4/1/06 ...............          2,100,000

North Dakota - 0.8%
   1,230,000    Grand Forks Senior Housing Revenue
                  (4,000 Valley Square Project)
                  6.375%, due 12/1/34 .......................            951,712

Ohio - 1.7%
   1,000,000    Cleveland Airport Systems Revenue
                  (FSA Insured), Series A
                  5.00%, due 1/1/31 .........................            960,000
   1,200,000    Medina Recreational Facilities
                  4.90%, due 12/1/21 ........................          1,153,500

                                                                       2,113,500

Oklahoma - 1.4%
     500,000    McGee Creek Authority Water Revenue
                  (MBIA Insured), 6.00%, due 1/1/23 .........            560,625
   1,000,000    Tulsa Industrial Authority Revenue
                  (University of Tulsa), (MBIA Insured)
                  Series A, 6.00%, due 10/1/16 ..............          1,143,750

                                                                       1,704,375

Pennsylvania - 2.7%
   2,000,000    Allegheny County Port Authority Special
                  Revenue, (FGIC Insured)
                  5.00%, due 3/1/25 .........................          1,940,000
   1,455,000    State Turnpike Community Revenue, Series R
                  5.00%, due 12/1/30 ........................          1,391,344

                                                                       3,331,344

Rhode Island - 0.8%
   1,000,000    State Health and Educational Building
                  Corp. Revenue, Higher Education Facility
                  (Bryant College), (AMBAC Insured)
                  5.00%, due 12/1/31 ........................            948,750

South Carolina - 1.6%
   2,000,000    Spartanburg County School District No. 007
                  5.00%, due 3/1/20 .........................          1,985,000

Tennessee - 3.7%
                Putnam County, (FGIC Insured):
   1,490,000      5.25%, due 4/1/17 .........................          1,577,537
   2,000,000      5.25%, due 4/1/19 .........................          2,072,500
   1,000,000    Tennessee State, Series A
                  5.00%, due 5/1/05 .........................          1,057,500

                                                                       4,707,537

See Notes to Schedules of Investments.

16  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Texas - 11.8%
$  1,025,000    Allen Independent School District
                  (PSF-GTD Insured), 5.00% due 2/15/24 ......     $      986,562
   1,050,000    Bexar Metropolitan Water Distribution
                  Waterworks Systems Revenue
                  (MBIA Insured), 5.00%, due 5/1/38 .........            980,438
   1,000,000    Collin County, (Road Project)
                  5.25%, due 2/15/08 ........................          1,076,250
   1,000,000    Harris County
                  5.125%, due 10/1/13 .......................          1,037,500
                Houston Water and Sewer Systems Revenue:
   1,000,000      (FSA Insured), Series A
                  5.50%, due 12/1/16 ........................          1,056,250
   1,000,000      (Capital Appreciation Junior Lien)
                  (FSA Insured), Series A
                  0%, due 12/1/27 ...........................            231,250
   2,000,000    Houston Water Conveyance System Contract
                  Certificates of Participation, Series J
                  6.25%, due 12/15/15 .......................          2,337,500
   1,610,000    Mansfield Independent School District
                  (PSF-GTD Insured), 6.00%, due 2/15/11 .....          1,819,300
   1,000,000    Northside Independent School District
                  (PSF-GTD Insured), 5.00%, due 2/15/23 .....            966,250
   1,000,000    Orange County Naval and Port District
                  Industrial Development Corp. Revenue
                  (North Star Steel Texas Project)
                  6.375%, due 2/1/17 ........................          1,052,500
   2,100,000    Round Rock Independent School District
                  Series B, 5.70%, due 8/1/11 ...............          2,281,125
   1,000,000    San Antonio Water Revenue
                  (FGIC Insured), 5.00%, due 5/15/23 ........            968,750

                                                                      14,793,675

Utah - 0.8%
   1,000,000    Salt Lake City Municipal Building Authority
                  Lease Revenue, (AMBAC Insured)
                  5.20%, due 10/15/20 .......................          1,005,000

Washington - 6.2%
   1,005,000    Central Puget Sound Regional Transportation
                  Authority, Sales Tax and Motor Vehicle
                  Excise Tax Revenue, (FGIC Insured)
                  4.75%, due 2/1/28 .........................            917,063
                Clark County:
   1,885,000      5.125%, due 12/1/24 .......................          1,847,300
   1,000,000      5.125%, due 12/1/26 .......................            971,250
   2,000,000    Seattle
                  5.00%, due 8/1/25 .........................          1,925,000
                Washington State:
   1,000,000      Series R-A, 5.25%, due 9/1/04 .............          1,060,000
   1,000,000      Series C, 5.50%, due 7/1/13 ...............          1,096,250

                                                                       7,816,863

Wisconsin - 2.6%
$  1,515,000    Southeast Wisconsin Professional Baseball
                  Park District Sales Tax Revenue
                  (MBIA Insured), Series B
                  5.50%, due 12/15/09 .......................     $    1,670,287
   1,705,000    State Transportation Revenue
                  (MBIA Insured), Series A
                  4.25%, due 7/1/14 .........................          1,651,719

                                                                       3,322,006

Wyoming - 0.8%
   1,000,000    Sweetwater County Pollution Control
                  Revenue, (Idaho Power Co.), Series A
                  6.05%, due 7/15/26 ........................          1,020,000
--------------------------------------------------------------------------------
Total Investments (total cost $122,595,147) - 98.1% .........        123,298,807
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.9%          2,411,828
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  125,710,635
--------------------------------------------------------------------------------

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
MBIA - Municipal Bond Investors Assurance Corp.
PSF-GTD - Public School Fund Guaranteed
Q-SBLF - Qualified School Bond Loan Fund

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS SHORT-TERM BOND FUND                    Sandy Rufenacht, portfolio manager

For the six months ended April 30, 2002, Janus Short-Term Bond Fund returned 0.75%, while its benchmark, the Lehman Brothers 1-3 Year Government/Credit Index, returned 0.96%.(1)

After a massive rush to quality following September 11, investors regained confidence as sign after sign pointed to an improved economic climate here in the U.S. We continued to see very strong housing numbers, both in the new and secondary markets, and consistently good results in the auto sector. New housing starts jumped to the highest level in more than three years in February. As for auto sales, which rebounded in February after a sluggish January, many people credited the 0% financing offers, but the truth of the matter is that a small percentage of buyers actually qualified for no-interest loans.

[PHOTO]

Consumers and the long-suffering manufacturing sector reinforced the growing consensus that the economic woes are, indeed, history. In what appeared to be a response to the news that the stock market was performing well, consumer sentiment improved to a 15-month high in March. The industrial corners of the economy cheered two consecutive months of increased orders, an upswing in activity after 18 down months and the largest boost in production since June 2000.

Given all of the positive signs, the Treasury markets naturally talked up the likelihood that the Federal Reserve, having rested after cutting short-term lending rates 11 times in 2001, will start pushing up the prime lending rate. In fact, the central bank positioned itself to do just that by changing its official bias to neutral at its March meeting and replacing recessionary concerns with wariness about inflationary pressures. While we're not in the business of predicting the Fed's actions, we're fairly confident that short-term rates will be lifted from the current 40-year lows of 1.75% within 2002.

Somewhat hampering the Fund's performance was our campaign of shorting five-year Treasuries, which began last June and continued through mid-March. Used as an insurance program to help stabilize the Fund during times of rising rates, the strategy can dull returns when rates continue to fall, as we saw following the September 11 tragedy, or linger near lows, as they did in January and February. However, once rates start to rise - as they did on the five-year notes in March, gaining more than 50 basis points - we believe we're actually positioned to profit from the accompanying drop in prices.

Ultimately, by utilizing this strategy, we're trying to remove the price volatility from the Fund and turn it into a yield vehicle. For example, if rates go up and prices go down, we believe our short positions will help to lower the volatility. Conversely, if rates falter and prices rise, our returns may be restricted due to the degree the Fund is short.

For the bulk of our yield, we rely on blue-chip corporations such as General Electric Capital and Wal-Mart Stores.

Backed by the operations of the massive General Electric organization, GE Capital has been a consistent performer in the short-term markets. Although some analysts raised liquidity questions following an early March offering, concerns quickly died down, and the division further soothed the markets by announcing it is not pursuing Tyco International's CIT Group. Meanwhile, retail giant Wal-Mart consistently posted impressive results and we believe should gain further from the bankruptcy of fellow discounter Kmart, as well as a new venture in Japan.

To bolster the Fund's yield, we'll occasionally dip into the high-yield universe for some yield-to-call situations carrying limited risk. These bonds usually belong to a company being acquired or are the property of a better-rated entity. One such holding is a Circus Circus issue that is actually owned by Mandalay Resort Group, one of the premier casino operations in Las Vegas generating an outstanding amount of free cash flow. Although we like to invest in a number of these types of opportunities, we often take on small positions to ensure that the Fund won't be hurt substantially if one goes sour.

When interest rates fall and bond prices rise, as they did through much of 2001, making money in the short-term market becomes somewhat easier. Now, as conditions change and a period of expanding rates and contracting prices seems almost certain, we are prepared to put forth the extra effort necessary to post gains. We're confident that our approach has the potential to protect investors' principle and pay dividends in the coming months, as it has during similar periods of time in the past.

Thank you for your continued investment in Janus Short-Term Bond Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

18  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Net Assets)                            April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Corporate Bonds
  Investment Grade                                    54.6%                47.3%
  High-Yield/High-Risk                                 4.7%                 3.0%
U.S. Government Obligations                           34.5%                29.4%
Cash and Cash Equivalents                              6.2%                20.3%

Fund Profile
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          2.9 Yrs.             2.4 Yrs.
Average Modified Duration**                        2.6 Yrs.             2.2 Yrs.
30-Day Average Yield***
  With Reimbursement                                  4.11%                3.34%
  Without Reimbursement                               3.88%                3.03%
Weighted Average Fixed Income
  Credit Rating                                           A                    A

 **A theoretical measure of price volatility.
***Yields will fluctuate.

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 9/1/92*
 4.76%           5.99%             5.48%

Janus Short-Term
Bond Fund
$16,742

Lehman Brothers
1-3 Year
Government/
Credit Index
$17,534

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Short-Term Bond Fund and the Lehman Brothers 1-3 Year Government/Credit Index. Janus Short-Term Bond Fund is represented by a shaded area of blue. The Lehman Brothers 1-3 Year Government/Credit Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 1, 1992, through April 30, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Short-Term Bond Fund ($16,742) as compared to the Lehman Brothers 1-3 Year Government/Credit Index ($17,534).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers Government/Credit 1-3 Year Index is composed of all bonds of investment grade with a maturity between one and three years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

The Adviser has agreed to waive a portion of the Fund's expenses. Without such waivers, the Fund's yield and total return would have been lower.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Corporate Notes - 59.3%
Audio and Video Products - 1.0%
$  5,000,000    Sony Capital Corp., 4.95%
                  notes, due 11/1/06+ .......................     $    4,931,250

Beverages - Non-Alcoholic - 3.8%
   8,000,000    Coca-Cola Co., 4.00%
                  notes, due 6/1/05 .........................          7,980,000
  10,000,000    PepsiCo, Inc., 4.50%
                  notes, due 9/15/04 ........................         10,150,000

                                                                      18,130,000

Broadcast Services and Programming - 2.0%
  10,000,000    Clear Channel Communications, Inc., 6.00%
                  notes, due 11/1/06 ........................          9,725,000

Cable Television - 0.8%
$    500,000    Adelphia Communications Corp., 9.25%
                  senior notes, due 10/1/02 .................     $      456,250
   1,000,000    FrontierVision Holdings L.P., 11.00%
                  senior subordinated notes, due 10/15/06 ...            970,000
   1,875,000    Lenfest Communications, Inc., 10.50%
                  senior subordinated notes, due 6/15/06 ....          2,142,188

                                                                       3,568,438

Casino Hotels - 0.4%
   1,500,000    Mandalay Resort Group, Inc., 6.75%
                  senior subordinated notes, due 7/15/03 ....          1,515,000
     445,000    Mirage Resorts, Inc., 6.625%
                  notes, due 2/1/05 .........................            450,562

                                                                       1,965,562

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS SHORT-TERM BOND FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Cellular Telecommunications - 0.6%
$  1,500,000    Price Communications Wireless, Inc., 11.75%
                  senior subordinated notes, due 7/15/07 ....     $    1,593,750
   1,000,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................          1,080,000

                                                                       2,673,750

Computers - 1.8%
   2,500,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................          2,512,500
   6,000,000    IBM Corp., 4.125%
                  notes, due 6/30/05 ........................          5,955,000

                                                                       8,467,500

Cosmetics and Toiletries - 5.9%
  10,000,000    Colgate-Palmolive Co., 3.98%
                  notes, due 4/29/05 ........................         10,025,000
   8,000,000    Gillette Co., 4.00%
                  notes, due 6/30/05+ .......................          7,970,000
  10,000,000    Procter & Gamble Co., 4.00%
                  notes, due 4/30/05 ........................         10,012,500

                                                                      28,007,500

Cruise Lines - 0.1%
     695,000    Royal Caribbean Cruises, Ltd., 8.125%
                  senior notes, due 7/28/04 .................            688,050

Diversified Financial Services - 3.7%
  10,000,000    General Electric Capital Corp., 4.25%
                  notes, due 1/28/05 ........................         10,037,500
   8,000,000    John Deere Capital Corp., 5.125%
                  notes, due 10/19/06 .......................          7,730,000

                                                                      17,767,500

Electric - Generation - 0.1%
     500,000    AES Corp., 8.75%
                  senior notes, due 12/15/02 ................            485,000

Electric - Integrated - 1.5%
   7,000,000    Dominion Resources, Inc., 3.875%
                  notes, due 1/15/04 ........................          6,938,750

Finance - Auto Loans - 4.2%
                General Motors Acceptance Corp.:
   6,000,000      5.80%, notes, due 3/12/03 .................          6,127,500
  10,000,000      3.75%, notes, due 10/15/03(omega) .........         10,000,000
   4,000,000    Toyota Motor Credit Corp., 4.05%
                  notes, due 11/30/04 .......................          3,995,000

                                                                      20,122,500

Finance - Credit Card - 3.6%
   9,000,000    American Express Co., 5.50%
                  notes, due 9/12/06 ........................          9,123,750
   8,000,000    Capital One Bank, 6.50%
                  notes, due 7/30/04 ........................          8,090,000

                                                                      17,213,750

Food - Diversified - 4.4%
$ 10,000,000    General Mills, Inc., 5.125%
                  notes, due 2/15/07 ........................     $    9,837,500
   5,000,000    Kellogg Co., 5.50%
                  notes, due 4/1/03 .........................          5,093,750
   6,000,000    Kraft Foods, Inc., 4.625%
                  notes, due 11/1/06 ........................          5,895,000

                                                                      20,826,250

Food - Meat Products - 2.2%
  10,000,000    Tyson Foods, Inc., 6.625%
                  notes, due 10/1/04+ .......................         10,300,000

Food - Retail - 2.5%
  12,000,000    Safeway, Inc., 3.625%
                  notes, due 11/5/03 ........................         11,970,000

Food - Wholesale/Distribution - 1.3%
   6,000,000    Sysco Corp., 4.75%
                  notes, due 7/30/05 ........................          6,082,500

Funeral Services and Related Items - 0.5%
   1,500,000    Service Corporation International, Inc.,
                  6.00% notes, due 12/15/05 .................          1,348,125
   1,000,000    Stewart Enterprises, Inc., 6.40%
                  notes, due 5/1/03 .........................          1,000,000

                                                                       2,348,125

Health Care Cost Containment - 0.2%
   1,000,000    Caremark Rx, Inc., 7.375%
                  senior notes, due 10/1/06 .................          1,010,000

Hotels and Motels - 0.1%
     500,000    ITT Corp., 6.75%
                  notes, due 11/15/05 .......................            495,000

Medical - HMO - 0.8%
   4,000,000    UnitedHealth Group, Inc., 5.20%
                  notes, due 1/17/07 ........................          3,955,000

Medical - Hospitals - 1.5%
   7,000,000    Tenet Healthcare Corp., 5.375%
                  notes, due 11/15/06 .......................          6,895,000

Medical - Wholesale Drug Distributors - 0.5%
   2,500,000    Bergen Brunswig Corp., 7.375%
                  senior notes, due 1/15/03 .................          2,556,250

Multi-Line Insurance - 0.9%
   4,000,000    Allstate Corp., 5.375%
                  notes, due 12/1/06 ........................          4,030,000

Multimedia - 3.0%
   6,500,000    AOL Time Warner, Inc., 5.625%
                  notes, due 5/1/05 .........................          6,443,125
   8,000,000    Walt Disney Co., 4.875%
                  notes, due 7/2/04 .........................          8,080,000

                                                                      14,523,125

Oil Companies - Exploration and Production - 0.7%
   1,000,000    Chesapeake Energy Corp., 7.875%
                  senior notes, due 3/15/04 .................          1,022,500
   2,000,000    Ocean Energy, Inc., 8.375%
                  company guaranteed notes, due 7/1/08 ......          2,095,000

                                                                       3,117,500

See Notes to Schedules of Investments.

20  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Oil Companies - Integrated - 1.5%
$  7,000,000    BP Capital Markets PLC, 4.00%
                  notes, due 4/29/05 ........................     $    6,965,000

Physical Therapy and Rehabilitation Centers - 0.5%
   2,500,000    HEALTHSOUTH Corp., 3.25%
                  convertible subordinated debentures
                  due 4/1/03 ................................          2,446,875

Pipelines - 1.4%
   7,000,000    Duke Energy Field Services, Inc., 5.75%
                  notes, due 11/15/06 .......................          6,860,000

Rental Auto/Equipment - 0.3%
   1,500,000    Avis Group Holdings, Inc., 11.00%
                  company guaranteed notes, due 5/1/09 ......          1,665,000

Retail - Apparel and Shoe - 0.4%
   2,000,000    Gap, Inc., 5.625%
                  notes, due 5/1/03 .........................          1,980,000

Retail - Discount - 2.6%
   2,600,000    Costco Wholesale Corp., 5.50%
                  notes, due 3/15/07 ........................          2,635,750
  10,000,000    Wal-Mart Stores, Inc., 3.25%
                  notes, due 9/29/03 ........................         10,012,500

                                                                      12,648,250

Retail - Restaurants - 1.0%
   5,000,000    McDonald's Corp., 4.15%
                  notes, due 2/15/05 ........................          5,006,250

Savings/Loan/Thrifts - 0.1%
     500,000    Sovereign Bancorp, Inc., 8.625%
                  senior notes, due 3/15/04 .................            518,750

Super-Regional Banks - 2.1%
  10,000,000    Wells Fargo & Co., 5.125%
                  notes, due 2/15/07 ........................          9,962,500

Telecommunication Services - 0.2%
   1,000,000    Tritel PCS, Inc., 10.375%
                  company guaranteed notes, due 1/15/11 .....          1,110,000

Telephone - Integrated - 0.8%
   4,000,000    AT&T Corp., 6.50%
                  notes, due 11/15/06+,(omega) ..............          3,830,000

Television - 0.3%
   1,500,000    Fox/Liberty Networks LLC, 8.875%
                  senior notes, due 8/15/07 .................          1,552,500
--------------------------------------------------------------------------------
Total Corporate Notes (cost $283,467,663) ...................        283,338,425
--------------------------------------------------------------------------------
U.S. Government Obligations - 34.5%
U.S. Government Agencies - 23.8%
                Fannie Mae:
$ 18,500,000      4.00%, due 8/15/03 ........................     $   18,777,500
  21,500,000      3.125%, due 11/15/03 ......................         21,526,875
  19,500,000      3.625%, due 4/15/04 .......................         19,524,375
   3,500,000      3.50%, due 9/15/04 ........................          3,486,875
  51,250,000      4.75%, due 1/2/07 .........................         50,545,313

                                                                     113,860,938

U.S. Treasury Notes - 10.7%
  32,750,000      3.375%, due 4/30/04** .....................         32,842,027
   8,750,000      4.625%, due 5/15/06 .......................          8,866,550
  10,000,000      3.50%, due 11/15/06 .......................          9,629,600

                                                                      51,338,177
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $165,749,395) .......        165,199,115
--------------------------------------------------------------------------------
Time Deposits - 5.4%
                Societe Generale, New York
  20,000,000      1.8125%, 5/1/02 ...........................         20,000,000
                State Street Bank and Trust Co.
   5,600,000      1.875%, 5/1/02 ............................          5,600,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $25,600,000) ......................         25,600,000
--------------------------------------------------------------------------------
Total Investments (total cost $474,817,058) - 99.2% .........        474,137,540
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.8%          4,061,370
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  478,198,910
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
1,432 Contracts U.S. Treasury - 5-year Note
                  expires June 2002, principal amount
                  $150,704,177, value $151,859,125
                  cumulative depreciation ...................     $  (1,154,948)
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUNDS                       Sharon Pichler, portfolio manager
                     Janus Money Market Fund, Janus Tax-Exempt Money Market Fund
                                           J. Eric Thorderson, portfolio manager
                                              Janus Government Money Market Fund

For the 12 months ended April 30, 2002, the Janus Money Market Fund - Investor Shares ranked 85th out of 388 U.S. Money Market Funds tracked by Lipper, a Reuters Company and a leading mutual fund rating company.(1) For the same period, Janus Government Money Market Fund - Investor Shares, ranked 27th out of 130 similar funds in the Lipper universe,(2) while Janus Tax-Exempt Money Market Fund - Investor Shares ranked 24th out of 140 funds in its Lipper category.(3)

While our last letter was dominated by thoughts and concerns surrounding the events of September 11, this six-month period ending April 30, 2002, has been dominated by the Fed's efforts to strengthen the economy by continuing to lower interest rates. The Federal Reserve Board lowered overnight interest rates to 1.75%, and has kept them there, encouraging businesses and consumers to keep spending in the face of uncertainty. As long as the Fed was lowering interest rates, and the economy was in a recession, one-year rates were lower than overnight rates, anticipating yet lower rates to come.

[PHOTO]

[PHOTO]

By January, however, it became market wisdom to realize that the Fed had finished lowering interest rates. Therefore, in the market's view, the Fed's next move would be to raise them. One-year rates promptly became higher than overnight rates, and have remained in that so-called "normal" relationship. It is not at all clear when the Fed might start to raise rates, and indeed, Chairman Greenspan has made it clear that his concerns are focused on risks of further economic weakness.

The market's anticipation of future rate increases has given us an opportunity to increase the yield on the Fund by buying longer-term securities. If we felt that interest rates might start to rise quickly, we would hesitate to buy one-year securities, because they would soon be worth less than what we paid for them. But since the Fed has declared its intention to keep interest rates low, we believe there is little risk to a strategy of lengthening the weighted average maturity of the Fund.

Although interest rates have been quite steady, the credit arena has been quite volatile. The notorious demise of Enron, and subsequent revelations of accounting irregularities in numerous large corporations, has made all market participants edgy. Heightened investor anxiety has sometimes been justified, but has sometimes been the cause, rather than the result, of a credit event. Ratings agencies, historically conservative in their reactions to economic cycles, have been increasingly hyper-reactive, which has created a feedback loop that reinforces investor dread and makes it difficult for even honest, well-managed companies to gain the market's confidence.

One good thing that's coming from all this turmoil is that we anticipate there will be more transparency in corporate accounting. Executives are aware that these days, they will be considered guilty unless they can prove themselves innocent. And the proof of innocence is in transparent financial reporting. Although we have always insisted on receiving extensive disclosure, management's more forthcoming attitude is a welcome change from previous periods.

This is a fascinating time in investment history. Few of us have experienced overnight interest rates this low in our professional lives, and the tendency is to expect them to revert to normal quickly. However, like most concepts in economics, "normal" is a term that depends on its context. What is "normal" eight months after the world changed forever? We think that, for interest rates and economic activity, normal is now a lot lower than it used to be.

Regardless of economic direction, however, our goal remains the same: vigilant preservation of principal and assurance of liquidity through the careful and flexible selection of lower-risk investments.

Thank you for your investment in the Janus Money Market Funds.

(1) Lipper, a Reuters Company, defines a U.S. Money Market fund as one that invests in "high-quality financial instruments rated in the top two grades with dollar-denominated average maturities of less than 90 days" and that intends "to keep constant net asset value." As of April 30, 2002, Janus Money Market Fund - Investor Shares ranked 51/254 of U.S. Money Market funds for the 5-year period. As of March 31, 2002, Janus Money Market Fund
     - Investor Shares ranked 82/386 for the 1-year period and 50/254 of U.S. Money Market funds for the 5-year period.

(2) Lipper, a Reuters Company, defines a U.S. Government Money Market fund as one that invests in "high-quality financial instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, with dollar-weighted average maturities of less than 90 days" and that intends "to keep constant net asset value." As of April 30, 2002, Janus Government Money Market Fund - Investor Shares ranked 23/97 of U.S. Government Money Market funds for the 5-year period. As of March 31, 2002, Janus Government Money Market Fund - Investor Shares ranked 28/129 for the 1-year period and 24/95 of U.S. Government Money Market funds for the 5-year period.

(3) Lipper, a Reuters Company, defines a Tax-Exempt Money Market fund as one that invests in "high-quality municipal obligations with dollar-weighted average maturities of less than 90 days" and that intends "to keep constant net asset value." As of April 30, 2002, Janus Tax-Exempt Money Market Fund
     - Investor Shares ranked 16/109 of Tax-Exempt Money Market funds for the 5-year period. As of March 31, 2002, Janus Tax-Exempt Money Market Fund - Investor Shares ranked 26/140 for the 1-year period and 17/110 of Tax-Exempt Money Market funds for the 5-year period.

Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total returns with capital gains and dividends reinvested.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund(s) seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund(s).

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

There is no assurance that the investment process will consistently lead to successful investing.

22  Janus Income Funds  April 30, 2002

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--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Certificates of Deposit - 7.5%
$ 50,000,000    Abbey National Treasury Services
                  1.92%, 7/24/02 ............................     $   50,000,000
                Allfirst Bank:
  22,000,000      1.89125%, 8/30/02 .........................         21,967,738
  14,000,000      1.97%, 10/18/02 ...........................         13,967,769
                Bayerische Hypo Und Vereinsbank A.G.
                  New York:
  25,000,000      4.18%, 5/15/02 ............................         25,000,000
  50,000,000      1.875%, 8/14/02 ...........................         50,000,721
  50,000,000    BNP Paribas, New York
                  1.905%, 6/17/02 ...........................         50,000,325
                Canadian Imperial Bank of Commerce
                  New York:
  50,000,000      4.17%, 5/15/02 ............................         50,000,093
  25,000,000      1.77%, 7/22/02 ............................         25,000,000
  50,000,000      2.66%, 4/22/03 ............................         49,990,373
                Commerzbank A.G., New York:
  50,000,000      1.84125%, 9/11/02 .........................         49,991,591
  50,000,000      3.64%, 9/13/02 ............................         49,997,295
  50,000,000    Compass Bank
                  1.95%, 6/18/02 ............................         50,000,000
                Natexis Banques Populaires, New York:
  50,000,000      1.86%, 5/7/02 .............................         50,000,000
  50,000,000      1.85%, 7/15/02 ............................         50,001,032
  50,000,000      2.62%, 4/25/03 ............................         49,980,579
                National City Bank:
  50,000,000      2.06%, 1/15/03 ............................         49,996,477
  50,000,000      2.585%, 3/7/03 ............................         50,004,196
  50,000,000    Norddeutsche Landesbank Girozentrale
                  New York, 2.17%, 11/18/02 .................         49,997,269
  50,000,000    Rabobank Nederland N.V., New York
                  3.72%, 8/6/02 .............................         49,998,702
  50,000,000    Southtrust Bank N.A.
                  2.00%, 10/11/02 ...........................         50,000,000
  50,000,000    Svenska Handelsbanken A.B., New York
                  2.20%, 11/18/02 ...........................         50,000,000
                Westdeutsche Landesbank Girozentrale
                  New York:
  25,000,000      2.13%, 9/10/02 ............................         25,000,000
  25,000,000      2.27%, 1/27/03 ............................         25,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (cost $985,894,160) ...........        985,894,160
--------------------------------------------------------------------------------
Commercial Paper - 43.2%
  74,400,000    Allied Irish Banks N.A.
                  1.95%-2.05%, 5/2/02 .......................         74,395,952
                Banco Bradesco S.A.
  55,000,000      1.90%, 6/17/02+,ss. .......................         54,863,569
                Banco Nacional de Comercio Exterior, S.N.C.:
  54,000,000      2.035%, 10/24/02 ..........................         53,462,760
  21,000,000      2.15%, 10/25/02 ...........................         20,778,012
  20,000,000      2.15%, 12/16/02 ...........................         19,726,472
                Banco Rio de la Plata S.A.:
  37,500,000      3.45%, 5/21/02 ............................         37,428,125
  67,500,000      3.45%, 5/24/02 ............................         67,351,219
                Banco Santander Brasil:
  25,000,000      1.95%, 8/8/02 .............................         24,865,937
  25,000,000      2.11%, 10/18/02 ...........................         24,750,903

Commercial Paper - (continued)
                Banco Santander Puerto Rico:
$ 50,000,000      1.87%, 5/2/02 .............................     $   49,997,403
  50,000,000      1.89%, 5/3/02 .............................         49,994,750
  50,000,000      1.90%, 5/28/02 ............................         49,928,750
  75,000,000      1.84%, 5/29/02 ............................         74,892,667
                Bankboston Latin America S.A.:
  25,200,000      2.00%, 7/17/02 ............................         25,092,200
  70,250,000      1.86%, 7/22/02 ............................         69,952,374
  20,400,000    Banque National de Paris Canada
                  1.89%, 6/10/02 ............................         20,357,160
  50,000,000    Bavaria Trust Corp.
                  1.84%, 5/13/02+ ...........................         49,969,333
                BCP Finance Bank, Ltd.:
  50,000,000      1.88%, 6/4/02 .............................         49,911,222
  50,000,000      1.90%, 6/5/02 .............................         49,907,639
  30,000,000    Central American Bank for Economic
                  Integration, 2.04%, 8/1/02 ................         29,843,600
                Check Point Charlie, Inc.:
  45,200,000      1.88%, 5/1/02+ ............................         45,200,000
  27,800,000      1.85%, 5/3/02+ ............................         27,797,143
  50,240,000      1.85%, 5/7/02+ ............................         50,224,509
  44,700,000      1.85%, 5/9/02+ ............................         44,681,623
  48,000,000      1.85%, 5/13/02+ ...........................         47,970,400
  72,700,000      1.86%, 5/16/02+ ...........................         72,643,657
  13,800,000      1.90%, 5/20/02+ ...........................         13,786,162
  50,000,000      1.87%, 6/6/02+ ............................         49,906,500
  66,500,000      1.86%, 6/10/02+ ...........................         66,362,567
  50,190,000      1.98%, 6/24/02+ ...........................         50,040,936
  30,560,000      1.72%, 7/15/02+ ...........................         30,450,493
                Commerzbank U.S. Finance:
  50,000,000      1.84%, 5/1/02 .............................         50,000,000
  50,000,000      1.84%, 5/2/02 .............................         49,997,444
                CSN Overseas:
  40,000,000      2.09%, 10/16/02 ...........................         39,609,867
  25,000,000      2.10%, 10/18/02 ...........................         24,752,083
                Depfa Bank Europe PLC:
  50,000,000      1.92%, 6/11/02+ ...........................         49,890,667
  25,000,000      1.92%, 6/13/02+ ...........................         24,942,667
  25,000,000      1.92%, 6/14/02+ ...........................         24,941,333
  50,000,000      1.92%, 6/17/02+ ...........................         49,874,667
 100,000,000      1.94%, 6/18/02+ ...........................         99,741,333
  50,000,000      1.94%, 6/20/02+ ...........................         49,865,278
  70,000,000      1.96%-2.06%, 8/12/02+ .....................         69,600,303
  50,000,000      1.97%, 8/26/02+ ...........................         49,679,875
  50,000,000      2.02%, 9/4/02+ ............................         49,646,500
  50,000,000      1.97%, 9/6/02+ ............................         49,649,778
  50,000,000      1.95%, 9/26/02+ ...........................         49,599,167
                Dorada Finance, Inc.:
  41,500,000      1.82%, 5/31/02+ ...........................         41,437,058
  42,000,000      1.86%, 6/17/02+ ...........................         41,898,010
  44,000,000      1.92%, 7/29/02+ ...........................         43,791,147
  30,000,000      2.05%, 10/18/02+ ..........................         29,709,583
  20,000,000      2.75%, 10/21/02+ ..........................         20,000,000
  35,000,000      2.75%, 10/25/02+ ..........................         35,000,000
                Dow Chemical Co.:
  65,000,000      1.88%, 5/1/02 .............................         65,000,000
  35,000,000      1.88%, 5/2/02 .............................         34,998,172
                Eiffel Funding LLC:
  52,953,000      1.86%-1.87%, 5/15/02+ .....................         52,914,593
  50,000,000      1.88%, 5/16/02+ ...........................         49,960,833

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Commercial Paper - (continued)
                Ford Credit Auto Receivables Three LLC
                  Owner Trust Series I:
$ 50,000,000      1.81%, 5/24/02 ............................     $   49,942,181
  50,000,000      1.81%, 5/28/02 ............................         49,932,125
  50,000,000      1.90%, 7/2/02 .............................         49,836,389
  50,000,000      1.90%, 7/3/02 .............................         49,833,750
  50,000,000      1.90%, 7/8/02 .............................         49,820,556
  25,200,000    Ford Credit Auto Receivables Three LLC
                  Owner Trust Series II
                  1.83%, 5/2/02 .............................         25,198,719
  50,000,000    General Electric Capital Corp.
                  2.02%, 9/9/02 .............................         49,632,472
  78,000,000    GTL Financial Corp. B.V.
                  2.10%-2.14%, 8/21/02 ......................         77,484,800
 100,000,000    Household Finance Corp.
                  1.86%, 5/6/02 .............................         99,974,167
  75,000,000    HSBC Bank Argentina S.A.
                  2.00%, 6/17/02 ............................         74,804,167
                Jefferson-Pilot Corp.:
  60,000,000      1.86%, 5/15/02+ ...........................         59,956,600
  55,000,000      1.87%, 7/11/02+ ...........................         54,797,157
                K2 (U.S.A.) LLC:
  30,000,000      1.83%, 6/17/02+ ...........................         29,928,325
  26,000,000      1.88%, 7/8/02+ ............................         25,907,671
  27,000,000      1.92%, 7/19/02+ ...........................         26,886,240
  48,000,000      1.975%, 9/3/02+ ...........................         47,670,833
  25,000,000      1.966%, 9/16/02+ ..........................         24,811,592
  25,000,000      2.05%, 10/25/02+ ..........................         24,748,021
  25,730,000      2.00%, 10/31/02+ ..........................         25,468,412
  24,000,000      2.07%, 11/12/02+ ..........................         23,730,900
                Landesbank Schleswig-Holstein Girozentrale:
  35,000,000      1.88%, 6/11/02+,ss. .......................         34,925,061
  32,000,000      1.91%, 7/17/02+,ss. .......................         31,869,271
  50,000,000      1.90%, 8/8/02+,ss. ........................         49,738,750
  20,500,000    Medical Building Funding IV, Series 2001
                  1.95%, 6/4/02 .............................         20,462,246
                Nordea North America, Inc.:
  25,000,000      1.97%, 10/8/02 ............................         24,781,111
  50,000,000      2.20%, 10/28/02 ...........................         49,450,000
  50,000,000      2.20%, 10/29/02 ...........................         49,446,944
                Northern Rock PLC:
  65,000,000      1.83%, 5/28/02 ............................         64,910,788
  25,000,000      1.84%, 6/25/02 ............................         24,929,722
                PB Finance (Delaware), Inc.:
  62,648,000      1.87%, 5/6/02 .............................         62,631,729
  50,000,000      1.90%, 5/8/02 .............................         49,981,528
  50,000,000      1.89%, 5/14/02 ............................         49,965,875
                Rabobank Nederland N.V., New York:
  29,820,000      1.82%, 6/13/02 ............................         29,755,175
  50,000,000      1.82%, 6/14/02 ............................         49,888,778
                Rinker Materials Corp.:
  20,000,000      1.90%, 5/23/02 ............................         19,976,778
  20,000,000      2.00%, 6/26/02 ............................         19,937,778
  18,000,000      1.88%, 6/28/02 ............................         17,945,480

Commercial Paper - (continued)
                Santander Central Hispano Finance
                  (Delaware), Inc.:
$ 50,000,000      1.81%, 5/29/02 ............................     $   49,929,611
  50,000,000      1.87%, 7/1/02 .............................         49,841,569
  50,000,000      1.87%, 7/2/02 .............................         49,838,972
  50,000,000      1.89%, 7/8/02 .............................         49,821,500
  50,000,000      1.70%, 7/16/02 ............................         49,820,556
  50,000,000      2.10%, 11/25/02 ...........................         49,393,333
                Sempra Energy Global Enterprises, Inc.:
  50,000,000      1.85%, 5/1/02+ ............................         50,000,000
  15,097,000      1.90%, 5/2/02+ ............................         15,096,203
  25,000,000      1.92%, 5/6/02+ ............................         24,993,333
  50,000,000      1.90%, 5/7/02+ ............................         49,984,167
  25,000,000      1.81%, 5/8/02+ ............................         24,991,201
  50,000,000      1.92%, 5/9/02+ ............................         49,978,667
  50,000,000      1.90%, 5/13/02+ ...........................         49,968,333
  28,277,000      1.87%, 5/16/02+ ...........................         28,254,968
  25,000,000      1.78%, 5/22/02+ ...........................         24,974,042
  20,000,000      1.91%, 5/24/02+ ...........................         19,975,594
  44,821,000      1.93%, 5/30/02+ ...........................         44,751,316
  25,000,000      1.96%, 6/24/02+ ...........................         24,926,500
                Sigma Finance, Inc.:
  25,000,000      4.35%, 5/1/02+ ............................         25,000,000
  20,000,000      4.11%, 5/15/02+ ...........................         20,011,240
  50,000,000      1.81%, 6/14/02+ ...........................         49,889,389
  25,000,000      4.18%, 7/31/02+ ...........................         25,000,000
  50,000,000      1.90%, 8/5/02+ ............................         49,746,667
  50,000,000      3.815%, 8/9/02+ ...........................         50,000,000
  55,000,000      2.01%, 11/15/02+ ..........................         54,965,313
  50,000,000      2.28%, 11/20/02+ ..........................         50,000,000
  20,000,000    Unibanco-Uniao de Bancos Brasilieros S.A.,
                  Grand Cayman, 1.88%, 6/18/02 ..............         19,949,867
                Victory Receivables Corp.:
  91,356,000      1.83%, 5/7/02+ ............................         91,328,136
  57,073,000      1.82%, 5/10/02+ ...........................         57,047,032
  84,609,000      1.82%, 5/13/02+ ...........................         84,557,671
  50,000,000      1.83%, 5/14/02+ ...........................         49,966,958
  47,388,000      1.83%, 5/30/02+ ...........................         47,318,142
  22,476,000      1.95%, 6/12/02+ ...........................         22,424,867
  40,420,000    VVR Funding LLC
                  1.84%, 5/1/02+ ............................         40,420,000
                Westdeutsche Landesbank Girozentrale:
  50,000,000      1.87%, 6/19/02+ ...........................         49,872,736
 100,000,000      2.01%, 10/11/02+ ..........................         99,089,917
--------------------------------------------------------------------------------
Total Commercial Paper (cost $5,707,124,286) ................      5,707,124,286
--------------------------------------------------------------------------------
Floating Rate Notes - 13.9%
  98,000,000    ABB Capital (U.S.A.) LLC
                  2.04%, 1/6/03+,ss. ........................         98,000,000
                American Honda Finance Corp.:
  50,000,000      1.88%, 5/13/02+ ...........................         50,000,000
  75,000,000      1.87%, 6/24/02+ ...........................         75,000,000
  50,000,000      1.98%, 7/12/02+ ...........................         50,007,550
  50,000,000      1.90%, 9/4/02+ ............................         50,000,000
  25,000,000      1.93125%, 12/9/02+ ........................         25,000,000
  75,000,000    Associates Corp. N.A.
                  2.07%, 6/26/02ss. .........................         75,000,000
  50,000,000    Bank One Corp.
                  2.04%, 5/7/02ss. ..........................         50,001,223
 200,000,000    Blue Heron Funding II, Ltd., Class A
                  1.8875%, 3/21/03+,ss. .....................        200,000,000

See Notes to Schedules of Investments.

24  Janus Income Funds  April 30, 2002

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--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Floating Rate Notes - (continued)
                Credit Suisse First Boston, Inc.:
$100,000,000      1.98%, 5/15/02+ ...........................     $  100,000,000
 100,000,000      2.015%, 9/9/02+ ...........................        100,000,000
  35,000,000    FleetBoston Financial Corp.
                  2.04375%, 5/1/02ss. .......................         35,000,000
 100,000,000    Ford Motor Credit Co.
                  2.10%, 7/8/02 .............................        100,000,000
  78,695,468    GMACCM Mortgage Trust III Series 2000
                  - Class A, (credit enhanced and liquidity
                  provided by Freddie Mac)
                  1.91%, 9/20/05+,ss. .......................         78,695,468
                Household Finance Corp.:
  50,000,000      2.04%, 12/20/02 ...........................         50,000,000
  50,000,000      2.36%, 2/16/06 ............................         50,000,000
  45,000,000    Idaho Power Corp.
                  2.26125%, 9/1/02+,ss. .....................         45,000,000
                Key Bank N.A.:
  75,000,000      1.81%, 7/24/02 ............................         74,984,000
  75,000,000      1.81%, 8/15/02 ............................         74,979,928
  25,000,000      2.04%, 11/6/02 ............................         25,011,483
 204,531,221    Liquid Asset Backed Securities Trust Series
                  1998-2 Class A, 1.87%, 11/26/02 ...........        204,531,221
  75,000,000    Northern Rock PLC
                  1.88%-1.89%, 2/14/03 ......................         75,000,000
  50,000,000    Residential Mortgage Securities Series 12A
                  - Class A1, 1.88388%, 4/11/03+,ss. ........         50,000,000
                Sigma Finance, Inc.:
  44,500,000      1.85%, 10/15/02+ ..........................         44,500,000
  25,000,000      1.8575%, 10/22/02+ ........................         25,000,000
  25,000,000      1.86375%, 12/3/02+ ........................         24,997,041
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,830,707,914) .............      1,830,707,914
--------------------------------------------------------------------------------
Loan Participations - 4.5%
  50,000,000    BMW U.S. Capital LLC
                  4.19%, 6/7/16 .............................         49,996,959
 500,000,000    GMAC Mortgage Corp. of Pennsylvania
                  2.23292%, 5/1/02 ..........................        500,000,000
  50,000,000    Merck & Company, Inc.
                  4.54%, 2/24/03+,ss. .......................         50,867,263
--------------------------------------------------------------------------------
Total Loan Participations (cost $600,864,222) ...............        600,864,222
--------------------------------------------------------------------------------
Master Notes - 17.4%
 250,000,000    Banc of America Securities LLC
                  (same day put), 2.03%, 5/1/02 .............        250,000,000
 500,000,000    EMC Mortgage Corp. (same day put)
                  2.075%, 8/5/02 ............................        500,000,000
 800,000,000    J.P. Morgan Securities, Inc. (seven day put)
                  1.955%, 8/2/02 ............................        800,000,000
 650,000,000    Lehman Brothers, Inc. (same day put)
                  2.055%, 2/16/03 ...........................        650,000,000
 100,000,000    Lehman Brothers, Inc. (90 day put)
                  2.055%, 5/21/03 ...........................        100,000,000
--------------------------------------------------------------------------------
Total Master Notes (cost $2,300,000,000) ....................      2,300,000,000
--------------------------------------------------------------------------------
Repurchase Agreements - 7.0%
$455,000,000    Banc of America Securities LLC, 1.98%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $455,025,025
                  collateralized by $201,297,294 in Asset
                  Backed Securities, 1.95%-8.525%
                  7/15/04-3/25/34, AAA, $1,738,980,469
                  in Collateralized Mortgage Obligations
                  0%-7.75%, 7/25/06-3/25/32, AAA
                  $79,913,000 in Corporate Bonds
                  2.07125%-9.25%, 5/15/02-10/15/30
                  A-BBB, with respective values of
                  $192,651,503, $204,084,184
                  and $81,014,314 ...........................     $  455,000,000
 150,000,000    Bear Stearns & Company, Inc., 1.955%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $150,008,146
                  collateralized by $225,830,000
                  in U.S. Government Agencies
                  0%, 3/1/32; with a value of $153,001,752 ..        150,000,000
 250,000,000    Deutsche Bank Alex. Brown, Inc., 1.975%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $250,013,715
                  collateralized by $51,685,000 in Asset
                  Backed Securities, 2.0775%-6.65%
                  11/15/06-12/20/07, Aaa, $525,834,494
                  in Collateralized Mortgage Obligations
                  0.81%-7.95%, 5/15/09-2/14/41, Aaa
                  $48,080,000 in Corporate Bonds
                  2.3025%-6.375%, 12/8/03-7/10/12
                  Aaa-A2, with respective values of
                  $159,709,012, $53,412,059
                  and $49,378,929 ...........................        250,000,000
  75,000,000    Salomon Smith Barney, Inc., 1.925%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $75,004,010
                  collateralized by $85,540,829
                  in U.S. Government Agencies
                  6.00%-7.125%, 10/15/08-3/15/26
                  with a value of $76,509,137 ...............         75,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $930,000,000) .............        930,000,000
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 6.3%
  35,650,000    Brazos River Authority, Texas Pollution
                  Control Revenue, (TXU Electric Co.
                  Project) Series E, 1.98%, 12/1/36 .........         35,650,000
  14,980,000    Breckenridge Terrace LLC
                  1.85%, 5/1/39 .............................         14,980,000
  24,400,000    Brosis Finance LLC
                  1.85%, 9/1/19 .............................         24,400,000
   4,500,000    Capel, Inc.
                  1.90%, 9/1/09 .............................          4,500,000
  21,423,000    Capital One Funding Corp.
                  2.00%, 12/2/19 ............................         21,423,000
  20,000,000    Colorado Housing and Finance Authority
                  2.10%, 5/1/41 .............................         20,000,000
  33,800,000    Cook County, Illinois, Series A
                  1.90%, 11/1/23 ............................         33,800,000

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Taxable Variable Rate Demand Notes - (continued)
$  8,450,000    Crozer-Keystone Health Systems
                  2.00%, 12/15/21 ...........................     $    8,450,000
                Eagle County,  Colorado Housing Facility
                  Revenue, (BC Housing LLC Project)
                  Series A:
   9,100,000      1.85%, 6/1/27 .............................          9,100,000
   8,000,000      1.90%, 5/1/39 .............................          8,000,000
  15,000,000    Eufaula, Alabama Industrial Development
                  Board, (Chia Tai Project), 2.15%, 6/1/13 ..         15,000,000
  22,000,000    Gary, Indiana Redevelopment District
                  Economic Growth Revenue, Series A
                  1.97%, 1/8/06 .............................         22,000,000
  40,000,000    Glen Raven Mills, North Carolina
                  1.85%, 5/1/14 .............................         40,000,000
  40,000,000    Gulf States Paper Corp.
                  1.85%, 11/1/18 ............................         40,000,000
   5,000,000    H.C. Equities L.P.
                  1.95%, 12/1/23 ............................          5,000,000
  10,500,000    HHH Supply and Investment Co.
                  2.10%, 7/1/29 .............................         10,500,000
   8,700,000    Jasper, Morgan, Newton and Walton
                  Counties, Georgia Joint Development
                  Authority Revenue, (Industrial Park Project)
                  1.95%, 12/1/20 ............................          8,700,000
  14,450,000    Lenexa, Kansas Industrial Revenue
                  (Labone, Inc. Project), Series A
                  1.92%, 9/1/09 .............................         14,450,000
  59,000,000    Los Angeles, California Community
                  Redevelopment Agency, Series A
                  2.10%, 12/1/18 ............................         59,000,000
  24,900,000    Los Angeles, California County Fair
                  Association, 2.05%, 11/1/16 ...............         24,900,000
  20,675,000    Louisiana Health Systems Corp. Revenue
                  Series B, 1.90%, 10/1/22 ..................         20,675,000
  33,830,000    Montgomery, Alabama BMC Special Care
                  Facilities Financing Authority
                  (Baptist Medical Center), Series C
                  1.90%, 11/15/29 ...........................         33,830,000
  55,000,000    Morganite Industries, Inc.
                  1.85%, 7/1/18 .............................         55,000,000
  31,500,000    Olympic Club, California Revenue
                  Series 2002, 1.96%, 10/1/32 ...............         31,500,000
  10,000,000    Patrick Schaumburg Automobiles, Inc.
                  1.94%, 7/1/08 .............................         10,000,000
  37,000,000    Racetrac Capital LLC, Series 1998-A
                  1.85%, 4/1/18 .............................         37,000,000
  25,000,000    Rehau, Inc.
                  2.09%, 10/1/19 ............................         25,000,000
  12,390,000    Sabine River Authority, Texas Pollution
                  Control Revenue, (TXU Electric Co.
                  Project), Series D, 1.98%, 12/1/36 ........         12,390,000
  35,900,000    Shoosmith Brothers, Inc.
                  1.85%, 3/1/15 .............................         35,900,000
  16,200,000    St. Francis Place L.P.
                  2.00%, 12/1/08+ ...........................         16,200,000
  20,000,000    St. George Wellness Center
                  2.00%, 9/1/40 .............................         20,000,000

Taxable Variable Rate Demand Notes - (continued)
$ 37,500,000    Texas State Veterans Housing Assistance
                  Program, Series A-2, 2.05%, 12/1/29 .......     $   37,500,000
   4,820,000    Union City, Tennessee Industrial Development
                  Board, (Cobank LLC Project)
                  2.05%, 1/1/25 .............................          4,820,000
   9,400,000    Village Green Finance Co.
                  1.85%, 11/1/22 ............................          9,400,000
   4,860,000    Virginia Health Services
                  1.85%, 1/1/18 .............................          4,860,000
  58,400,000    West Baton Rouge Parish, Louisiana
                  (Dow Chemical Co. Project)
                  2.05%, 5/3/02 .............................         58,400,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $832,328,000)         832,328,000
--------------------------------------------------------------------------------
U.S. Government Agency Notes - 0.6%
  25,000,000    Fannie Mae
                  3.45%, 7/26/02 ............................         24,793,958
  50,000,000    Freddie Mac
                  2.13%, 11/7/02 ............................         49,437,917
--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $74,231,875) .......         74,231,875
--------------------------------------------------------------------------------
Total Investments (total cost $13,261,150,457) - 100.4% .....     13,261,150,457
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.4%)     (49,070,579)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $13,212,079,878
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

26  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS GOVERNMENT MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
U.S. Government Agency Notes - 16.4%
                Fannie Mae:
$  7,520,000      3.70%, 5/3/02 .............................     $    7,518,454
   5,000,000      3.45%, 7/26/02 ............................          4,958,792
  20,000,000      3.405%, 8/9/02 ............................         19,806,667
  10,000,000      3.51%, 8/23/02 ............................          9,888,850
  10,000,000      2.48%, 9/20/02 ............................          9,902,178
   8,573,000      2.18%, 11/1/02 ............................          8,477,478
  40,000,000      2.055%-2.22%, 12/13/02 ....................         39,467,017
  10,000,000      2.42%, 1/10/03 ............................          9,829,256
  30,000,000      2.27%-2.45%, 2/7/03 .......................         29,446,183
  10,000,000      5.00%, 2/14/03 ............................         10,207,254
                Federal Farm Credit Bank:
  10,000,000      2.44%, 10/11/02 ...........................          9,889,522
   8,730,000      2.32%, 2/26/03 ............................          8,560,657
                Federal Home Loan Bank System
   5,000,000      2.17%, 12/5/02 ............................          5,000,000
                Freddie Mac:
   5,000,000      3.78%, 6/3/02 .............................          4,982,675
   5,000,000      3.68%, 6/20/02 ............................          4,974,444
  15,000,000      3.46%-3.76%, 6/28/02 ......................         14,912,033
  10,000,000      3.46%, 7/18/02 ............................          9,925,033
  10,000,000      3.44%, 8/15/02 ............................          9,898,711
  20,000,000      2.22%, 10/23/02 ...........................         19,784,167
  10,000,000      2.07%, 11/7/02 ............................          9,890,750
  10,000,000      2.42%, 11/20/02 ...........................          9,863,539
   5,000,000      2.30%, 11/27/02 ...........................          4,999,281
  20,000,000      2.13%, 1/10/03 ............................         19,699,433
  20,000,000      2.26%, 2/27/03 ............................         19,620,822
  10,000,000      2.76%, 3/27/03 ............................          9,747,000
                Sallie Mae
  10,000,000      2.49%, 1/31/03 ............................          9,809,792
--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $321,059,988) ......        321,059,988
--------------------------------------------------------------------------------

U.S. Government Agency Variable Notes - 20.6%
                Fannie Mae:
$ 20,000,000      1.82%, 6/18/02 ............................     $   19,999,478
  15,000,000      1.71%, 7/26/02 ............................         14,999,301
  10,000,000      1.69375%, 9/27/02 .........................          9,997,553
  15,000,000      1.755%, 12/26/02 ..........................         14,997,234
  10,000,000      1.7525%, 1/3/03 ...........................          9,997,711
   5,000,000      1.80625%, 1/10/03 .........................          4,998,410
  35,000,000      1.88%, 4/3/03 .............................         34,994,138
  20,000,000      1.71%, 4/15/03 ............................         19,987,522
  10,000,000      1.7025%, 5/2/03 ...........................          9,992,283
  10,000,000      1.7275%, 6/9/03 ...........................          9,993,081
  10,000,000      1.813%, 7/14/03 ...........................          9,994,063
  30,000,000      1.77%, 9/19/03 ............................         29,981,957
                Federal Farm Credit Bank:
  20,000,000      1.73375%, 7/2/02 ..........................         19,998,985
  15,000,000      1.75%, 2/10/03 ............................         14,996,506
  20,000,000      1.765%, 9/19/03 ...........................         19,990,324
                Federal Home Loan Bank System:
  20,000,000      1.74125%, 7/30/02 .........................         19,998,039
  10,000,000      1.743%, 8/20/02 ...........................          9,999,545
  10,000,000      1.7425%, 8/23/02 ..........................          9,998,218
  10,000,000      1.82%, 9/13/02 ............................          9,998,557
  10,000,000      1.733%, 9/20/02 ...........................          9,998,642
  15,000,000      1.729%, 2/3/03 ............................         14,994,944
   5,000,000      1.73%, 2/14/03 ............................          4,998,854
   5,000,000      1.728%, 2/26/03 ...........................          4,998,487
  10,000,000      1.738%, 3/6/03 ............................          9,995,607
  10,000,000      1.735%, 3/14/03 ...........................          9,996,808
  10,000,000      1.718%, 3/21/03 ...........................          9,995,043
  10,000,000      1.779%, 4/21/03 ...........................          9,994,671
  15,000,000      1.82%, 6/17/03 ............................         14,989,858
  20,000,000      1.775%, 9/8/03 ............................         19,995,943
--------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes
  (cost $404,871,762) .......................................        404,871,762
--------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 3.4%
  67,100,000    Navy Exchange Service Command
                  1.97%, 5/1/02 (cost $67,100,000) ..........         67,100,000
--------------------------------------------------------------------------------
Floating Rate Notes - 0.4%
   8,743,941    GMACCM Mortgage Trust III Series 2000
                  - Class A, (credit enhanced and liquidity
                  provided by Freddie Mac)
                  1.91%, 9/20/05+,ss.(cost $8,743,941) ......          8,743,941
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  27

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS GOVERNMENT MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Repurchase Agreements - 59.3%
$135,300,000    ABN AMRO Bank N.V., 1.91%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $1,353,007,178
                  collateralized by $131,355,000
                  in U.S. Government Agencies
                  6.00%, 5/15/11; with a value
                  of $138,006,661 $ .........................        135,300,000
 277,700,000    Banc of America Securities LLC, 1.94%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $277,714,965
                  collateralized by $683,014,448
                  in U.S. Government Agencies
                  0%-27.4867%, 1/25/06-4/15/32
                  with a value of $283,254,000 ..............        277,700,000
 150,000,000    Bear Stearns & Company, Inc., 1.925%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $150,008,021
                  collateralized by $210,265,000
                  in U.S. Government Agencies
                  0%, 3/1/32; with a value of $153,002,859 ..        150,000,000
 175,000,000    Credit Suisse First Boston Corp., 1.925%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $175,009,358
                  collateralized by $798,404,393
                  in U.S. Government Agencies
                  0%-30.29375%, 6/15/08-3/15/32
                  with a value of $178,503,609 ..............        175,000,000
 425,000,000    Salomon Smith Barney, Inc., 1.925%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $425,022,726
                  collateralized by $667,766,756
                  in U.S. Government Agencies
                  0%-8.50%, 2/20/26-3/1/32
                  with a value of $433,500,000 ..............        425,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,163,000,000) ...........      1,163,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,964,775,691) - 100.1% ......      1,964,775,691
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.1%)      (2,350,176)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $1,962,425,515
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

28  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Municipal Securities - 102.1%
Alaska - 1.2%
$  3,275,000    North Slope Boro, (Capital Appreciation)
                  Series A, 0%, 6/30/02 .....................     $    3,260,026

Arizona - 3.9%
   3,000,000    Maricopa County Unified School District
                  No. 41, (Gilbert Project of 1988), Series F
                  Variable Rate, 6.20%, 7/1/05 ..............          3,016,680
   1,735,000    Mohave County Unified High School
                  District No. 2, (Capital Appreciation)
                  0%, 7/1/02 ................................          1,726,770
   6,350,000    Tucson Industrial Development Authority
                  Multifamily Housing Revenue
                  (Freedom Park Apartments)
                  Variable Rate, 2.20%, 12/1/07 .............          6,350,000

                                                                      11,093,450

California - 2.2%
   6,085,000    West Covina Redevelopment Agency
                  (Lakes Public Parking), Variable Rate
                  1.70%, 8/1/18 .............................          6,085,000

Colorado - 16.2%
   1,000,000    Arvada, Variable Rate
                  1.70%, 11/1/20 ............................          1,000,000
   1,575,000    Aurora Centretech Metropolitan District
                  Series A, Variable Rate, 2.10%, 12/1/28 ...          1,575,000
   1,220,000    Aurora Multifamily Revenue
                  (Laredo Apartments), Variable Rate
                  1.70%, 6/15/26 ............................          1,220,000
   1,250,000    Boulder County Industrial Development
                  Revenue, (Mental Health Center)
                  Variable Rate, 1.85%, 11/1/14 .............          1,250,000
   4,220,000    Castle Rock Metropolitan District No. 7
                  Variable Rate, 2.00%, 12/1/30 .............          4,220,000
   7,430,000    Centennial Downs Metropolitan District
                  Variable Rate, 1.80%, 12/1/28 .............          7,430,000
                Colorado Health Facilities Authority Revenue:
     100,000      (Lenoir), Series A, Variable Rate
                  1.70%, 2/15/31 ............................            100,000
   9,945,000      (National Benevolent Association)
                  Series D, Variable Rate, 1.75%, 3/1/25 ....          9,945,000
     600,000      (Skyline), Series B, Variable Rate
                  1.70%, 2/15/31 ............................            600,000
     300,000      (Visiting Nurse Corp.), Variable Rate
                  1.80%, 7/1/22 .............................            300,000
                Colorado Housing and Finance Authority
                  Multifamily Housing Revenue:
   2,000,000      Series A-1, Variable Rate, 2.65%, 10/1/30 .          2,000,000
     400,000      (Winridge Apartments), Variable Rate
                  1.70%, 2/15/28 ............................            400,000
   2,000,000    Colorado School of Mines Development
                  Corp. Revenue, Variable Rate
                  1.80%, 9/1/26 .............................          2,000,000
   1,850,000    Denver City and County Airport Revenue
                  Series A, Variable Rate, 7.25%, 11/15/25 ..          1,942,237
                Dove Valley Metropolitan District
                  Arapahoe County:
   1,000,000      Series B, Variable Rate, 2.25%, 11/1/25 ...          1,000,000
   3,335,000      Variable Rate, 2.25%, 5/1/20 ..............          3,335,000

Colorado - (continued)

$  1,000,000    Interstate South Metropolitan District
                  Series B, Variable Rate, 2.25%, 11/1/14 ...     $    1,000,000
   1,000,000    Jefferson County School District No. R-001
                  3.50%, 6/28/02 ............................          1,001,594
   1,500,000    Regional Transportation District Certificates
                  of Participation, (Transit Vehicles), Series A
                  5.25%, 6/1/02 .............................          1,504,314
   4,105,000    Stapleton Business Center Metropolitan
                  District, Variable Rate, 2.00%, 12/1/17 ...          4,105,000

                                                                      45,928,145

Florida - 2.8%
   1,000,000    Dade County School District
                  5.00%, 7/15/02 ............................          1,004,631
   3,300,000    Gulf Breeze Healthcare Facilities Revenue
                  (Heritage Healthcare), Variable Rate
                  1.83%, 1/1/24 .............................          3,300,000
   3,500,000    Jacksonville Industrial Development Revenue
                  (Airport Hotel), Variable Rate
                  1.65%, 7/1/13 .............................          3,500,000

                                                                       7,804,631

Georgia - 4.6%
   1,100,000    Burke County Development Authority
                  Pollution Control Revenue
                  (Georgia Power Co.), Series 1
                  Variable Rate, 1.75%, 9/1/30 ..............          1,100,000
   7,000,000    Fulton County Housing Authority
                  Multifamily Housing Revenue
                  (Hampton Hills Apartments)
                  Variable Rate, 1.75%, 6/1/23 ..............          7,000,000
   5,000,000    South Georgia Hospital Authority Revenue
                  (Georgia Alliance Community Hospitals)
                  Series A, Variable Rate, 1.90%, 4/1/29 ....          5,000,000

                                                                      13,100,000

Idaho - 0.4%
   1,000,000    Idaho Health Facilities Authority Revenue
                  (St. Luke's Regional Medical Center)
                  Variable Rate, 1.65%, 5/1/22 ..............          1,000,000

Illinois - 6.3%
   1,100,000    Chicago O'Hare International Airport Revenue
                  General Airport 2nd Lien-A, Variable Rate
                  1.58%, 1/1/15 .............................          1,100,000
   5,100,000    Chicago Tax Increment, Series B
                  Variable Rate, 1.80%, 12/1/14 .............          5,100,000
   8,500,000    Illinois Development Finance Authority
                  (Sears Tower), Series A, Variable Rate
                  1.90%, 9/1/29 .............................          8,500,000
                Illinois Health Facilities Authority Revenue:
     200,000      (Blessing Hospital), Series B, Variable Rate
                  1.80%, 11/15/29 ...........................            200,000
   2,300,000      (Southern Illinois Healthcare, Inc.)
                  Variable Rate, 1.75%, 3/1/31 ..............          2,300,000
                Sauget Pollution Control Revenue
                  (Monsanto Co.):
     300,000      Variable Rate, 1.85%, 9/1/22 ..............            300,000
     300,000      Variable Rate, 1.85%, 5/1/28 ..............            300,000

                                                                      17,800,000
See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  29

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Indiana - 2.2%
$  1,300,000    Indiana Health Facilities Financing
                  Authority Revenue, (Capital Access)
                  Variable Rate, 1.70%, 4/1/13 ..............     $    1,300,000
   1,015,000    Indiana State Educational Facilities
                  Authority Revenue, (Franklin College)
                  Variable Rate, 1.75%, 10/1/19 .............          1,015,000
     550,000    Logansport Economic Development Revenue
                  (Modine Manufacturing Co.), Variable Rate
                  1.80%, 1/1/08 .............................            550,000
   2,300,000    Marion Economic Development Revenue
                  (Indiana Wesleyan University)
                  Variable Rate, 1.75%, 6/1/30 ..............          2,300,000
   1,000,000    Pike Township Independent School
                  Building Corp., 4.50%, 7/15/02 ............          1,004,810

                                                                       6,169,810

Iowa - 5.0%
   5,250,000    Buffalo Pollution Control Revenue
                  (LaFarge Corp.), Series B, Variable Rate
                  1.95%, 10/1/10 ............................          5,250,000
     300,000    Iowa Finance Authority Private College
                  Revenue, (Morningside College)
                  Variable Rate, 1.75%, 7/1/26 ..............            300,000
   1,600,000    Iowa Finance Authority Revenue
                  (Burlington Medical Center)
                  Variable Rate, 1.70%, 6/1/27 ..............          1,600,000
   6,900,000    Muscatine County Pollution Control Revenue
                  (Monsanto Co.), Variable Rate
                  1.85%, 10/1/07 ............................          6,900,000

                                                                      14,050,000

Kansas - 0.8%
   1,000,000    Olathe Recreational Facilities Revenue
                  (YMCA of Greater Kansas City)
                  Variable Rate, 1.80%, 11/1/16 .............          1,000,000
   1,200,000    Salina Revenue, (Salina Central Mall -
                  Dillards), Variable Rate, 1.90%, 12/1/14 ..          1,200,000

                                                                       2,200,000

Lousiana - 0.6%
   1,800,000    Ouachita Parish Industrial Development
                  Revenue, (McRae's, Inc.), Variable Rate
                  2.20%, 7/1/04 .............................          1,800,000

Michigan - 5.0%
   5,000,000    Eastern Michigan University Revenue
                  Variable Rate, 1.70%, 6/1/27 ..............          5,000,000
   6,300,000    Holland Economic Development Corp.
                  (Thrifty Holland, Inc.), Variable Rate
                  1.75%, 3/1/13 .............................          6,300,000
   3,000,000    Michigan Municipal Bond Authority Revenue
                  Series C-2, 3.50%, 8/22/02 ................          3,008,327

                                                                      14,308,327

Minnesota - 2.7%
                Arden Hills Housing and Health Care
                  Facilities Revenue, (Presbyterian Homes):
$  3,300,000      Series A, Variable Rate, 1.75%, 9/1/29 ....     $    3,300,000
   1,376,000      Series B, Variable Rate, 1.75%, 9/1/29 ....          1,376,000
     200,000    Brooklyn Center Revenue, (Brookdale Corp.)
                  Series 2001, Variable Rate, 1.75%, 12/1/07             200,000
   1,200,000    Duluth Economic Development Authority
                  Health Care Facilities Revenue
                  (Miller-Dwan Medical Center)
                  Variable Rate, 1.75%, 6/1/19 ..............          1,200,000
     300,000    Mankato Multifamily Housing Revenue
                  (Highland Hills of Mankato)
                  Variable Rate, 1.75%, 5/1/27 ..............            300,000
   1,250,000    St. Paul Housing and Redevelopment
                  Authority Revenue, (Goodwill/Easter
                  Seals), Variable Rate, 1.85%, 8/1/25 ......          1,250,000

                                                                       7,626,000

Mississippi - 0.6%
   1,760,000    Harrison County Wastewater and Solid
                  Waste Management District, Series A
                  5.00%, 2/1/03 .............................          1,802,162

Missouri - 7.8%
   2,400,000    Jackson County Industrial Development
                  Authority Recreational Facilities Revenue
                  (YMCA of Greater Kansas City)
                  Variable Rate, 1.80%, 11/1/15 .............          2,400,000
                Missouri Health and Educational Facilities
                  Authority Revenue:
   5,935,000      (Hannibal - Lagrange College)
                  Variable Rate, 1.80%, 7/1/31 ..............          5,935,000
   2,700,000      (Kansas City Art Institute), Variable Rate
                  1.80%, 11/1/29 ............................          2,700,000
   3,580,000      (Missouri Valley College), Variable Rate
                  1.75%, 10/1/31 ............................          3,580,000
   5,700,000      (Rockhurst College), Variable Rate
                  1.70%, 11/1/25 ............................          5,700,000
   1,900,000      (St. Francis Medical Center), Series A
                  Variable Rate, 1.65%, 6/1/26 ..............          1,900,000

                                                                      22,215,000

Nebraska - 0.7%
   1,900,000    Norfolk Industrial Development Revenue
                  (Supervalu, Inc.), Variable Rate
                  1.80%, 11/1/14 ............................          1,900,000

Nevada - 1.2%
   2,000,000    Clark County Economic Development
                  Revenue, (Lutheran Secondary School
                  Association), Variable Rate, 1.95%, 2/1/30           2,000,000
   1,495,000    Clark County Sanitation District
                  5.25%, 7/1/02 .............................          1,501,491

                                                                       3,501,491

North Carolina - 0%
     100,000    Cumberland County Industrial Facilities
                  and Pollution Control Financing
                  Authority Revenue, (Monsanto Co.)
                  Variable Rate, 1.70%, 10/1/14 .............            100,000

See Notes to Schedules of Investments.

30  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Ohio - 4.9%
$ 10,000,000    Cuyahoga County Hospital Facilities Revenue
                  (Sisters of Charity Health System)
                  Variable Rate, 1.75%, 11/1/30 .............     $   10,000,000
   2,000,000    Dublin City School District
                  (Cash Anticipation), 1.85%, 11/14/02 ......          2,003,194
   2,000,000    Medina, (Cash Anticipation), 3.125%, 7/3/02 .          2,001,595

                                                                      14,004,789

Oklahoma - 0.3%
     800,000    Oklahoma City Industrial and Cultural
                  Facilities Trust Revenue
                  (Oklahoma Christian College)
                  Variable Rate, 1.95%, 7/1/15 ..............            800,000

Oregon - 0.8%
   2,200,000    State of Oregon, (Tax Anticipation)
                  Series A, 3.25%, 5/1/03 ...................          2,226,950

Pennsylvania - 15.2%
   2,000,000    Allegheny County Industrial Development
                  Authority Revenue, (Zoological Society)
                  Series A, Variable Rate, 2.90%, 6/1/19 ....          2,000,000
   3,190,000    Erie Higher Education Building Authority
                  (Gannon University), Series F
                  Variable Rate, 1.70%. 7/1/13 ..............          3,190,000
   2,250,000    Huntingdon County General Authority
                  College Revenue, (Juniata College)
                  Series A, Variable Rate, 4.00%, 5/1/26 ....          2,250,000
   6,825,000    Lehigh County General Purpose Authority
                  Revenue, (Lehigh Valley Hospital)
                  Series A, Variable Rate, 1.65%, 7/1/28 ....          6,825,000
                Pennsylvania Higher Educational Facilities
                  Authority Revenue:
   1,100,000      (Mercyhurst College), Series E1
                  Variable Rate, 2.20%, 11/1/19 .............          1,100,000
   3,000,000      (St. Francis College), Series B7
                  Variable Rate, 2.15%, 11/1/23 .............          3,000,000
   3,000,000      (St. Joseph's University), Series A7
                  Variable Rate, 2.30%, 4/1/17 ..............          3,000,000
   3,000,000      (Susquehanna University), Series H9
                  Variable Rate, 2.20%, 5/1/31 ..............          3,000,000
   1,750,000      (York College), Series I6
                  Variable Rate, 3.00%, 11/1/31 .............          1,759,582
  15,800,000    Schuylkill County Industrial Development
                  Authority Resource Recovery Revenue
                  (WPS Westwood), Variable Rate
                  1.80%, 4/1/21 .............................         15,800,000
   1,300,000    Venango Industrial Development Authority
                  Pollution Control Revenue, (Pennzoil Co.)
                  Variable Rate, 2.20%, 12/1/12 .............          1,300,000

                                                                      43,224,582

Rhode Island - 0%
     100,000    Rhode Island Health and Educational
                  Building Corp. Educational Institution
                  Revenue, (St. George's School Issue)
                  Variable Rate, 1.75%, 9/1/30 ..............            100,000

South Carolina - 2.5%
$  7,000,000    University of South Carolina Athletics
                  Facilities Revenue, (Cash Anticipation)
                  2.50%, 3/19/03 ............................     $    7,045,512

Tennessee - 3.3%
   5,000,000    Memphis Health Educational and Housing
                  Facilities Board of Revenue
                  (Not-For-Profit Multifamily Program)
                  Variable Rate, 1.83%, 8/1/32 ..............          5,000,000
   1,000,000    Metropolitan Government, Nashville
                  and Davidson County, Series A & B
                  5.00%, 10/15/02 ...........................          1,012,594
   3,350,000    Signal Mountain Health, Educational and
                  Housing Facilities Board of Revenue
                  (Alexian Village), Variable Rate
                  1.63%, 1/1/28 .............................          3,350,000

                                                                       9,362,594

Texas - 6.7%
   4,675,000    Alamo Heights Higher Education Facilities
                  Corp. Revenue, (University of the
                  Incarnate Word), Variable Rate
                  1.80%, 4/1/19 .............................          4,675,000
   1,600,000    Bell County Health Facilities Development
                  Corp. Revenue, (Scott & White Memorial
                  Hospital), Series B1, Variable Rate
                  1.70%, 8/15/29 ............................          1,600,000
   4,805,000    Bexar County Housing Finance Corp.
                  Multifamily Housing Revenue
                  (Mitchell Village Apartments), Series A
                  Variable Rate, 1.70%, 2/15/30 .............          4,805,000
   1,200,000    Brazos River Authority Pollution Control
                  Revenue, (Monsanto Co.), Variable Rate
                  1.85%, 2/1/04 .............................          1,200,000
   1,900,000    Gulf Coast Waste Disposal Authority
                  Pollution Control Revenue
                  (Monsanto Co.), Variable Rate
                  1.85%, 4/1/13 .............................          1,900,000
   1,500,000    Houston Independent School District
                  4.50%, 7/15/02 ............................          1,505,369
     200,000    Lone Star Airport Improvement Authority
                  Series A-2, Variable Rate, 1.66%, 12/1/14 .            200,000
   1,000,000    Northside Independent School District
                  Series A, Variable Rate, 3.00%, 8/1/31 ....          1,000,985
   2,090,000    Texas Department of Housing and
                  Community Affairs Multifamily Housing
                  Revenue, (High Point III), Series A
                  Variable Rate, 1.70%, 2/1/23 ..............          2,090,000

                                                                      18,976,354

Utah - 0.8%
   1,000,000    Jordan School District
                  5.60%, 6/15/02 ............................          1,003,499
   1,325,000    Salt Lake County Water Conservancy
                  District Revenue, (Capital Appreciation)
                  Series A, 0%, 10/1/02 .....................          1,315,630

                                                                       2,319,129

See Notes to Schedules of Investments.

                                          Janus Income Funds  April 30, 2002  31

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (unaudited)

Principal Amount                                                   Market Value
================================================================================
Washington - 1.7%
$  1,760,000    Washington State Economic Development
                  Finance Authority Revenue, (Seadrunar
                  Recycling, LLC), Series E, Variable Rate
                  1.75%, 8/1/25 .............................     $    1,760,000
   3,045,000    Washington State Housing Finance
                  Commission Nonprofit Housing Revenue
                  (Nikkei Concerns), Variable Rate
                  1.75%, 10/1/19 ............................          3,045,000

                                                                       4,805,000

Wisconsin - 1.7%
   2,750,000    Marshall School District, (Cash Anticipation)
                  2.00%, 3/10/03 ............................          2,751,709
   2,165,000    Wisconsin Health and Educational Facilities
                  Authority Revenue, (Monroe Joint
                  Venture, Inc.), Variable Rate
                  1.75%, 1/1/30 .............................          2,165,000

                                                                       4,916,709
--------------------------------------------------------------------------------
Total Investments (total cost $289,525,661) - 102.1% ........        289,525,661
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (2.1%)      (6,047,356)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  283,478,305
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

32  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - BOND FUNDS

                                                                      Janus                     Janus        Janus
                                                                     Flexible      Janus       Federal     Short-Term
As of April 30, 2002 (unaudited)                                      Income     High-Yield   Tax-Exempt      Bond
(all numbers in thousands except net asset value per share)            Fund         Fund         Fund         Fund

---------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $1,234,385   $  467,166   $  122,595   $  474,817
Investments at value                                                $1,237,537   $  473,217   $  123,299   $  474,138
  Cash                                                                     134           93           92           60
  Receivables:
    Investments sold                                                    34,850       22,194        1,542        6,735
    Fund shares sold                                                     2,131        4,962          108        1,175
    Interest                                                            18,946       10,018        2,078        5,221
  Other assets                                                               5           --            1            1
---------------------------------------------------------------------------------------------------------------------
Total Assets                                                         1,293,603      510,484      127,120      487,330
---------------------------------------------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                               23,870       10,862        1,046           --
    Fund shares repurchased                                              2,270          614          201        8,699
    Dividends                                                              513          332           53           37
    Advisory fee                                                           596          282           26          153
    Transfer agent fees and expenses                                       174           50           22           64
    Variation Margin                                                        14            9           --           67
  Accrued expenses                                                          68          104           61          111
---------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                       27,505       12,253        1,409        9,131
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                          $1,266,098   $  498,231   $  125,711   $  478,199
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)      137,799       52,806       18,288      162,896
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $     9.19   $     9.44   $     6.87   $     2.94
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  33

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - BOND FUNDS

                                                                   Janus                   Janus       Janus
                                                                  Flexible     Janus      Federal    Short-Term
For the six months ended April 30, 2002 (unaudited)                Income    High-Yield  Tax-Exempt     Bond
(all numbers in thousands)                                          Fund        Fund        Fund        Fund

---------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                        $ 40,340    $ 18,509    $  2,919    $ 10,472
  Dividends                                                            284          --          --          --
--------------------------------------------------------------------------------------------------------------
Total Investment Income                                             40,624      18,509       2,919      10,472
--------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                      3,661       1,603         367       1,516
  Transfer agent fees and expenses                                   1,232         448         146         538
  Registration fees                                                     37          30          26          25
  Postage and mailing expenses                                          41          16           6          24
  Custodian fees                                                        43          23          13          21
  Printing expenses                                                     63          28          12          32
  Audit fees                                                            12           8           5           5
  Trustees' fees and expenses                                            3           2           2           2
  Other expenses                                                        16          10           8          10
--------------------------------------------------------------------------------------------------------------
Total Expenses                                                       5,108       2,168         585       2,173
--------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                               (39)        (22)         (4)        (11)
--------------------------------------------------------------------------------------------------------------
Net Expenses                                                         5,069       2,146         581       2,162
--------------------------------------------------------------------------------------------------------------
Less: Excess Expense Reimbursement                                      --          --       (184)       (546)
--------------------------------------------------------------------------------------------------------------
Net Expenses after Expense Reimbursement                             5,069       2,146         397       1,616
--------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                        35,555      16,363       2,522       8,856
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions           (10,082)     (4,063)       (301)       1,880
  Net realized gain/(loss) from foreign currency transactions           --          --          --          --
  Net realized gain/(loss) from futures contracts                    (354)          --          --       (937)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations              (32,513)      10,939     (2,094)     (6,394)
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments            (42,949)       6,876     (2,395)     (5,451)
--------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $(7,394)    $ 23,239    $    127    $  3,405
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

34  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - BOND FUNDS

                                                                    Janus                         Janus
For the six months ended April 30, 2002 (unaudited)             Flexible Income                 High-Yield
and for the fiscal year ended October 31, 2001                       Fund                          Fund
(all numbers in thousands)                                    2002           2001           2002           2001

------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $    35,555    $    72,616    $    16,363    $    30,730
  Net realized gain/(loss) from investment and
    foreign currency transactions                            (10,436)         15,521        (4,063)       (30,992)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations         (32,513)         47,604         10,939          5,144
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                             (7,394)        135,741         23,239          4,882
------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                     (35,838)       (72,332)       (16,363)       (30,689)
  Net realized gain from investment transactions*                  --             --             --             --
  Tax return of capital*                                           --             --             --           (93)
------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                (35,838)       (72,332)       (16,363)       (30,782)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                 240,947        540,758        152,429        321,326
  Reinvested dividends and distributions                       32,358         64,851         14,382         26,601
  Shares repurchased                                        (290,085)      (423,331)       (84,822)      (212,585)
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions      (16,780)        182,278         81,989        135,342
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                        (60,012)        245,687         88,865        109,442
Net Assets:
  Beginning of period                                       1,326,110      1,080,423        409,366        299,924
------------------------------------------------------------------------------------------------------------------
  End of period                                           $ 1,266,098    $ 1,326,110    $   498,231    $   409,366
------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                $ 1,339,508    $ 1,356,288    $   552,255    $   470,266
  Accumulated net investment income/(loss)*                     (319)           (36)             --             --
  Accumulated net realized gain/(loss)
    from investments*                                        (75,851)       (65,415)       (59,823)       (55,760)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations               2,760         35,273          5,799        (5,140)
------------------------------------------------------------------------------------------------------------------
                                                          $ 1,266,098    $ 1,326,110    $   498,231    $   409,366
------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                  26,031         58,470         16,192         32,989
  Reinvested distributions                                      3,510          7,027          1,528          2,768
------------------------------------------------------------------------------------------------------------------
Total                                                          29,541         65,497         17,720         35,757
------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                         (31,475)       (45,995)        (9,022)       (22,135)
Net Increase/(Decrease) in Fund Shares                        (1,934)        19,502           8,698         13,622
Shares Outstanding, Beginning of Period                       139,733        120,231         44,108         30,486
------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                             137,799        139,733         52,806         44,108
------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities
  (excluding short-term securities):
    Purchases of securities                               $   897,741    $ 1,748,509    $   371,633    $ 1,139,350
    Proceeds from sales of securities                         870,473      1,516,369        323,499        992,537
    Purchases of long-term U.S. government obligations      1,004,262      1,603,282            503         67,905
    Proceeds from sales of long-term U.S.
      government obligations                                1,063,064      1,587,876             --         68,439

                                                                    Janus                         Janus
For the six months ended April 30, 2002 (unaudited)           Federal Tax-Exempt              Short-Term Bond
and for the fiscal year ended October 31, 2001                       Fund                          Fund
(all numbers in thousands)                                    2002           2001           2002           2001

------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $     2,522    $     4,726    $     8,856    $    13,404
  Net realized gain/(loss) from investment and
    foreign currency transactions                               (301)            166            943          4,792
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations          (2,094)          3,776        (6,394)          5,458
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                 127          8,668          3,405         23,654
------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                      (2,522)        (4,726)        (8,856)       (13,404)
  Net realized gain from investment transactions*                  --             --             --             --
  Tax return of capital*                                           --             --             --             --
------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                 (2,522)        (4,726)        (8,856)       (13,404)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                  60,786        134,119        169,853        563,899
  Reinvested dividends and distributions                        2,134          3,940          8,397         12,825
  Shares repurchased                                         (63,765)       (93,106)      (218,200)      (203,273)
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions         (845)         44,953       (39,950)        373,451
------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                         (3,240)         48,895       (45,401)        383,701
Net Assets:
  Beginning of period                                         128,951         80,056        523,600        139,899
------------------------------------------------------------------------------------------------------------------
  End of period                                           $   125,711    $   128,951    $   478,199    $   523,600
------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                $   131,066    $   131,911    $   478,001    $   517,951
  Accumulated net investment income/(loss)*                        --             --             --             --
  Accumulated net realized gain/(loss)
    from investments*                                         (6,058)        (5,757)          2,033          1,090
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                 703          2,797        (1,835)          4,559
------------------------------------------------------------------------------------------------------------------
                                                          $   125,711    $   128,951    $   478,199    $   523,600
------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                   8,846         19,477         57,700        192,790
  Reinvested distributions                                        312            573          2,856          4,369
------------------------------------------------------------------------------------------------------------------
Total                                                           9,158         20,050         60,556        197,159
------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                          (9,275)       (13,524)       (74,236)       (69,578)
Net Increase/(Decrease) in Fund Shares                          (117)          6,526       (13,680)        127,581
Shares Outstanding, Beginning of Period                        18,405         11,879        176,576         48,995
------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                              18,288         18,405        162,896        176,576
------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities
  (excluding short-term securities):
    Purchases of securities                               $    45,484    $   106,169    $   213,585    $   433,537
    Proceeds from sales of securities                          47,776         59,606        230,067        310,831
    Purchases of long-term U.S. government obligations             --             --        365,281        304,334
    Proceeds from sales of long-term U.S.
      government obligations                                       --             --        316,359        159,660

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  35

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - BOND FUNDS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)                                    Janus Flexible Income Fund
and through each fiscal year ended October 31          2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     9.49    $     8.99    $     9.35    $     9.91    $    10.00    $     9.65
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .26           .58           .65           .63           .67           .69
  Net gain/(loss) on securities
    (both realized and unrealized)                       (.30)           .50         (.35)         (.45)           .12           .37
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         (.04)          1.08           .30           .18           .79          1.06
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                (.26)         (.58)      (.66)(2)         (.63)         (.67)         (.69)
  Distributions (from capital gains)*                       --            --            --         (.11)         (.21)         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.26)         (.58)         (.66)         (.74)         (.88)         (.71)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     9.19    $     9.49    $     8.99    $     9.35    $     9.91    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                         (0.43)%        12.41%         3.31%         1.75%         8.14%        11.48%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)            $1,266,098    $1,326,110    $1,080,423    $1,279,398    $1,103,591    $  727,101
Average Net Assets for the Period
  (in thousands)                                    $1,287,815    $1,147,222    $1,137,973    $1,266,098    $  892,853    $  656,422
Ratio of Gross Expenses
  to Average Net Assets***(1)                            0.80%         0.79%         0.81%         0.82%         0.84%         0.87%
Ratio of Net Expenses
  to Average Net Assets***(1)                            0.79%         0.77%         0.79%         0.81%         0.82%         0.86%
Ratio of Net Investment Income
  to Average Net Assets***                               5.57%         6.33%         7.31%         6.54%         6.68%         7.10%
Portfolio Turnover Rate***                                308%          284%          173%          119%          148%          207%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)                                      Janus High-Yield Fund
and through each fiscal year ended October 31           2002         2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     9.28    $     9.84    $    10.03    $    10.25    $    11.83    $    11.12
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .34           .78           .86           .89           .90           .97
  Net gain/(loss) on securities
    (both realized and unrealized)                         .16         (.56)         (.19)         (.22)        (1.02)           .82
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .50           .22           .67           .67         (.12)          1.79
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                (.34)      (.78)(2)      (.86)(2)         (.89)         (.90)         (.97)
  Distributions (from capital gains)*                       --            --            --            --         (.56)         (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.34)         (.78)         (.86)         (.89)        (1.46)        (1.08)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     9.44    $     9.28    $     9.84    $    10.03    $    10.25    $    11.83
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                           5.46%         2.23%         6.72%         6.34%       (1.45%)        16.94%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)            $  498,231    $  409,366    $  299,924    $  264,476    $  268,217    $  301,422
Average Net Assets for the Period
  (in thousands)                                    $  451,138    $  382,153    $  285,821    $  296,586    $  380,942    $  266,213
Ratio of Gross Expenses
  to Average Net Assets***(1)                            0.97%         1.03%      1.03%(3)      1.02%(3)         0.99%      1.03%(3)
Ratio of Net Expenses
  to Average Net Assets***(1)                            0.96%         0.99%         1.00%         1.00%         0.96%         1.00%
Ratio of Net Investment Income
  to Average Net Assets***                               7.31%         8.04%         8.43%         8.48%         7.85%         8.45%
Portfolio Turnover Rate***                                174%          358%          295%          310%          336%          404%

(1)  See "Explanation of Charts and Tables."
(2) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.
(3) The ratio was 1.05% in 2000, 1.05% in 1999 and 1.04% in 1997 before waiver of certain fees incurred by the Fund.
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

36  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding during the
six months ended April 30, 2002 (unaudited)                                Janus Federal Tax-Exempt Fund
and through each fiscal year ended October 31          2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     7.01    $     6.74    $     6.66    $     7.27    $     7.09    $     6.92
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .29           .31           .34           .34           .34           .35
  Net gain/(loss) on securities
    (both realized and unrealized)                       (.14)           .27           .08         (.61)           .18           .17
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .15           .58           .42         (.27)           .52           .52
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                (.29)         (.31)         (.34)         (.34)         (.34)         (.35)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.29)         (.31)         (.34)         (.34)         (.34)         (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     6.87    $     7.01    $     6.74    $     6.66    $     7.27    $     7.09
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                           0.03%         8.80%         6.47%       (4.04%)         7.65%         7.72%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)            $  125,711    $  128,951    $   80,056    $   96,199    $   91,625    $   62,055
Average Net Assets for the Period
  (in thousands)                                    $  123,207    $  105,066    $   77,794    $  102,366    $   74,133    $   53,574
Ratio of Gross Expenses
  to Average Net Assets***(1)                         0.66%(2)      0.68%(2)      0.67%(2)      0.66%(2)      0.67%(2)      0.66%(2)
Ratio of Net Expenses
  to Average Net Assets***(1)                            0.65%         0.65%         0.65%         0.65%         0.65%         0.65%
Ratio of Net Investment Income
  to Average Net Assets***                               4.13%         4.50%         5.09%         4.79%         4.76%         5.00%
Portfolio Turnover Rate***                                 77%           60%          115%           62%          227%          304%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)                                    Janus Short-Term Bond Fund
and through each fiscal year ended October 31          2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     2.97    $     2.86    $     2.83    $     2.91    $     2.90    $     2.86
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .05           .14           .16           .16           .17           .17
  Net gain/(loss) on securities
    (both realized and unrealized)                       (.03)           .11           .03         (.08)           .01           .04
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .02           .25           .19           .08           .18           .21
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                (.05)         (.14)         (.16)         (.16)         (.17)         (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.05)         (.14)         (.16)         (.16)         (.17)         (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     2.94    $     2.97    $     2.86    $     2.83    $     2.91    $     2.90
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                           0.75%         9.50%         6.65%         2.82%         6.49%         7.70%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)            $  478,199    $  523,600    $  139,899    $  139,008    $  140,906    $   57,908
Average Net Assets for the Period
  (in thousands)                                    $  501,319    $  284,977    $  128,788    $  135,882    $   89,556    $   48,421
Ratio of Gross Expenses
  to Average Net Assets***(1)                         0.65%(3)      0.66%(3)      0.66%(3)      0.66%(3)      0.67%(3)      0.67%(3)
Ratio of Net Expenses
  to Average Net Assets***(1)                            0.65%         0.65%         0.65%         0.65%         0.65%         0.65%
Ratio of Net Investment Income
  to Average Net Assets***                               3.56%         4.70%         5.74%         5.59%         5.91%         6.03%
Portfolio Turnover Rate***                                245%          201%          134%          101%          101%          133%

(1)  See "Explanation of Charts and Tables."
(2)  The ratio was 0.96% in 2002, 1.05% in 2001, 1.02% in 2000, 1.01% in 1999,
     0.99% in 1998 and 1.11% in 1997 before waiver of certain fees incurred by the Fund.
(3)  The ratio was 0.87% in 2002, 0.98% in 2001, 1.03% in 2000, 1.03% in 1999,
     1.06% in 1998 and 1.20% in 1997 before waiver of certain fees incurred by the Fund.
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  37

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - MONEY MARKET FUNDS

                                                                                     Janus         Janus
                                                                       Janus       Government    Tax-Exempt
As of April 30, 2002 (unaudited)                                    Money Market  Money Market  Money Market
(all numbers in thousands except net asset value per share)             Fund          Fund          Fund

------------------------------------------------------------------------------------------------------------
Assets:
  Investments at amortized cost                                     $13,261,150   $ 1,964,776   $   289,526
  Cash                                                                       30            17           338
  Receivables:
    Fund shares sold                                                     10,350           794           469
    Interest                                                             24,620           892         1,044
-----------------------------------------------------------------------------------------------------------
Total Assets                                                         13,296,150     1,966,479       291,377
-----------------------------------------------------------------------------------------------------------
Liabilities:
  Payables
    Investments purchased                                                50,065            --         5,227
    Fund shares repurchased                                              20,142         2,580         2,548
    Dividends and distributions                                          10,490         1,063             9
    Advisory fees                                                         1,246           156            23
    Administrative fees                                                   2,061           230            82
    Service fees                                                              6            24            --
    Audit fees                                                                8            --             6
    Trustees' fees and expenses                                              52            --             4
-----------------------------------------------------------------------------------------------------------
Total Liabilities                                                        84,070         4,053         7,899
-----------------------------------------------------------------------------------------------------------
Net Assets                                                          $13,212,080   $ 1,962,426   $   283,478
Shares Outstanding                                                   13,211,822     1,962,415       283,478
Net Assets - Investor Shares                                        $ 3,027,875   $   402,590   $   181,818
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)     3,027,821       402,587       181,818
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares                                   $10,157,364   $ 1,459,513   $   101,650
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)    10,157,162     1,459,505       101,650
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------------
Net Assets - Service Shares                                         $    26,841   $   100,323   $        10
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)        26,839       100,323            10
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

38  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - MONEY MARKET FUNDS

                                                                          Janus         Janus
                                                            Janus       Government    Tax-Exempt
For the six months ended April 30, 2002 (unaudited)      Money Market  Money Market  Money Market
(all numbers in thousands)                                   Fund          Fund          Fund

-------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                $ 195,568     $  18,131     $   2,584
-------------------------------------------------------------------------------------------------
                                                            195,568        18,131         2,584
-------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                               8,661           820           150
  Administrative fee for investor shares                      8,211         1,078           493
  Administrative fee for institutional shares                 5,577           276            41
  Administrative fee for service shares                          38            26            --
  Service fee for service shares                                119           130            --
  Audit fees                                                     11             5             7
  Trustees' fees and expenses                                    48             5             1
-------------------------------------------------------------------------------------------------
Total Expenses                                               22,665         2,340           692
-------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                172,903        15,791         1,892
-------------------------------------------------------------------------------------------------
Net Realized Gain/(Loss) on Investments:
  Net realized gain/(loss) from investment transactions         258            11            --
-------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations      $ 173,161     $  15,802     $   1,892
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  39

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - MONEY MARKET FUNDS

                                                                             Janus                          Janus Government
For the six months ended April 30, 2002 (unaudited)                       Money Market                        Money Market
and for the fiscal year ended October 31, 2001                                Fund                                Fund
(all numbers in thousands)                                            2002              2001              2002              2001

------------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                  $      172,903    $      655,143    $       15,791    $       57,340
  Net realized gain/(loss) from investment transactions                    258               276                11                12
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                            173,161           655,419            15,802            57,352
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income:
    Investor Shares                                                   (27,314)         (160,658)           (3,537)          (17,140)
    Institutional Shares                                             (144,724)         (489,872)          (11,315)          (35,446)
    Service Shares                                                       (865)           (4,613)             (939)           (4,754)
  Net realized gain from investment transactions:
    Investor Shares                                                         --              (68)                --               (4)
    Institutional Shares                                                    --             (206)                --               (7)
    Service Shares                                                          --               (2)                --               (1)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                        (172,903)         (655,419)          (15,791)          (57,352)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold:
    Investor Shares                                                  1,379,771         6,296,654           139,149           563,281
    Institutional Shares                                           159,874,984       134,796,510        13,348,205         8,906,150
    Service Shares                                                   1,362,343         1,706,385           353,922           313,864
  Reinvested dividends and distributions:
    Investor Shares                                                     26,373           154,727             3,416            16,558
    Institutional Shares                                                38,684           158,119             5,339             9,539
    Service Shares                                                         485             4,438                --                 6
  Shares repurchased:
    Investor Shares                                                (1,992,420)       (6,002,926)         (211,313)         (438,900)
    Institutional Shares                                         (163,025,118)     (128,994,465)      (12,828,012)       (8,764,087)
    Service Shares                                                 (1,410,504)       (1,765,942)         (339,188)         (307,157)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions            (3,745,402)         6,353,500           471,518           299,254
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                              (3,745,144)         6,353,500           471,529           299,254
Net Assets:
  Beginning of Period                                               16,957,224        10,603,724         1,490,897         1,191,643
------------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                 $   13,212,080    $   16,957,224    $    1,962,426    $    1,490,897
------------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)                       $   13,211,822    $   16,957,224    $    1,962,415    $    1,490,897
  Undistributed net realized gain from investments                         258                --                11                --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                $   13,212,080    $   16,957,224    $    1,962,426    $    1,490,897
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Investor Shares:
  Shares sold                                                        1,379,771         6,296,654           139,150           563,280
  Reinvested dividends and distributions                                26,373           154,727             3,416            16,559
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                1,406,144         6,451,381           142,566           579,839
------------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                               (1,992,420)       (6,002,926)         (211,314)         (438,900)
Net Increase/(Decrease) in Fund Shares                               (586,276)           448,455          (68,748)           140,939
Shares Outstanding, Beginning of Period                              3,614,097         3,165,642           471,335           330,396
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                    3,027,821         3,614,097           402,587           471,335
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Institutional Shares:
  Shares sold                                                      159,874,984       134,796,510        13,348,205         8,906,150
  Reinvested dividends and distributions                                38,684           158,119             5,339             9,540
------------------------------------------------------------------------------------------------------------------------------------
Total                                                              159,913,668       134,954,629        13,353,544         8,915,690
------------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                             (163,025,118)     (128,994,465)      (12,828,012)       (8,764,087)
Net Increase/(Decrease) in Fund Shares                             (3,111,450)         5,960,164           525,532           151,603
Shares Outstanding, Beginning of Period                             13,268,612         7,308,448           933,973           782,370
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   10,157,162        13,268,612         1,459,505           933,973
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Service Shares:
  Shares sold                                                        1,362,343         1,706,385           353,922           313,864
  Reinvested dividends and distributions                                   485             4,438                --                 6
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                1,362,828         1,710,823           353,922           313,870
------------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                               (1,410,504)       (1,765,942)         (339,188)         (307,158)
Net Increase/(Decrease) in Fund Shares                                (47,676)          (55,119)            14,734             6,712
Shares Outstanding, Beginning of Period                                 74,515           129,634            85,589            78,877
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       26,839            74,515           100,323            85,589
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Janus Tax-Exempt
For the six months ended April 30, 2002 (unaudited)                       Money Market
and for the fiscal year ended October 31, 2001                                Fund
(all numbers in thousands)                                            2002              2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                  $        1,892    $        7,236
  Net realized gain/(loss) from investment transactions                     --                --
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                              1,892             7,236
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income:
    Investor Shares                                                    (1,102)           (5,318)
    Institutional Shares                                                 (790)           (1,918)
    Service Shares                                                          --                --
  Net realized gain from investment transactions:
    Investor Shares                                                         --                --
    Institutional Shares                                                    --                --
    Service Shares                                                          --                --
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (1,892)           (7,236)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold:
    Investor Shares                                                     96,471           291,954
    Institutional Shares                                                84,646           255,202
    Service Shares                                                          --                --
  Reinvested dividends and distributions:
    Investor Shares                                                      1,072             5,161
    Institutional Shares                                                   746             1,822
    Service Shares                                                          --                --
  Shares repurchased:
    Investor Shares                                                  (121,235)         (262,988)
    Institutional Shares                                             (120,299)         (176,639)
    Service Shares                                                         --                 --
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (58,599)           114,512
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (58,599)           114,512
Net Assets:
  Beginning of Period                                                  342,077           227,565
------------------------------------------------------------------------------------------------
  End of Period                                                 $      283,478    $      342,077
------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)                       $      283,478    $      342,077
  Undistributed net realized gain from investments                          --                --
------------------------------------------------------------------------------------------------
Total Net Assets                                                $      283,478    $      342,077
------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Investor Shares:
  Shares sold                                                           96,471           291,954
  Reinvested dividends and distributions                                 1,072             5,161
------------------------------------------------------------------------------------------------
Total                                                                   97,543           297,115
------------------------------------------------------------------------------------------------
  Shares repurchased                                                 (121,235)         (262,988)
Net Increase/(Decrease) in Fund Shares                                (23,692)            34,127
Shares Outstanding, Beginning of Period                                205,510           171,383
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                      181,818           205,510
------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Institutional Shares:
  Shares sold                                                           84,646           255,202
  Reinvested dividends and distributions                                   746             1,822
------------------------------------------------------------------------------------------------
Total                                                                   85,392           257,024
------------------------------------------------------------------------------------------------
  Shares repurchased                                                 (120,299)         (176,639)
Net Increase/(Decrease) in Fund Shares                                (34,907)            80,385
Shares Outstanding, Beginning of Period                                136,557            56,172
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                      101,650           136,557
------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Service Shares:
  Shares sold                                                               --                --
  Reinvested dividends and distributions                                    --                --
------------------------------------------------------------------------------------------------
Total                                                                       --                --
------------------------------------------------------------------------------------------------
  Shares repurchased                                                        --                --
Net Increase/(Decrease) in Fund Shares                                      --                --
Shares Outstanding, Beginning of Period                                     10                10
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                           10                10
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

40  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                                    Janus Money Market Fund
INVESTOR SHARES                                        2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .04           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .04           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.04)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.04)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.82%         4.52%         5.88%         4.69%         5.25%         5.23%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $3,027,875    $3,614,097    $3,165,642    $2,309,109    $1,492,023    $1,032,647
Average Net Assets for the Period (in thousands)    $3,311,822    $3,629,621    $2,982,106    $1,808,653    $1,123,991    $  883,052
Ratio of Expenses to Average Net Assets**(1)          0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             1.66%         4.43%         5.77%         4.61%         5.13%         5.09%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                              Janus Government Money Market Fund
INVESTOR SHARES                                        2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .04           .06           .04           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .04           .06           .04           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.04)         (.06)         (.04)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.04)         (.06)         (.04)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.81%         4.47%         5.76%         4.56%         5.12%         5.11%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $  402,590    $  471,335    $  330,396    $  360,604    $  213,239    $  132,133
Average Net Assets for the Period (in thousands)    $  435,001    $  402,844    $  340,813    $  230,784    $  150,525    $  112,693
Ratio of Expenses to Average Net Assets**(1)          0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             1.64%         4.25%         5.61%         4.50%         5.01%         5.42%

(1)  See "Explanation of Charts and Tables."
(2) The ratio was 0.70% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
    *Total return not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  41

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS (CONTINUED)

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                              Janus Tax-Exempt Money Market Fund
INVESTOR SHARES                                        2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .03           .04           .03           .03           .03
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .03           .04           .03           .03           .03
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.03)         (.04)         (.03)         (.03)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.03)         (.04)         (.03)         (.03)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.55%         2.84%         3.58%         2.83%         3.23%         3.20%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $  181,818    $  205,510    $  171,383    $  146,656    $  105,011    $   81,268
Average Net Assets for the Period (in thousands)    $  199,025    $  190,597    $  168,435    $  122,946    $   91,058    $   75,929
Ratio of Expenses to Average Net Assets**(1)          0.60%(2)      0.61%(2)      0.60%(2)      0.60%(2)      0.60%(2)      0.60%(2)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             1.12%         2.79%         3.53%         2.80%         3.16%         3.14%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                                   Janus Money Market Fund
INSTITUTIONAL SHARES                                   2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period             $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .05           .06           .05           .06           .06
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .05           .06           .05           .06           .06
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.05)         (.06)         (.05)         (.06)         (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.05)         (.06)         (.05)         (.06)         (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            1.03%         4.96%         6.35%         5.16%         5.72%         5.71%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)         $10,157,364   $13,268,612   $ 7,308,448   $ 4,498,950   $ 4,973,909   $ 2,770,961
Average Net Assets for the Period (in thousands)   $14,057,229   $10,427,053   $ 6,804,495   $ 5,445,434   $ 3,620,872   $ 2,545,294
Ratio of Expenses to Average Net Assets**(1)          0.18%(3)      0.18%(3)      0.16%(3)      0.15%(3)      0.15%(3)      0.15%(3)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             2.08%         4.70%         6.22%         5.04%         5.58%         5.54%

(1)  See "Explanation of Charts and Tables."
(2) The ratio was 0.70% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
(3) The ratio was 0.35% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
    *Total return not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

42  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                              Janus Government Money Market Fund
INSTITUTIONAL SHARES                                   2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            1.04%         4.93%         6.24%         5.03%         5.59%         5.58%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $1,459,513    $  933,973    $  782,370    $  761,488    $  820,670    $   35,776
Average Net Assets for the Period (in thousands)    $1,112,790    $  751,585    $  741,708    $  770,224    $  321,174    $   56,801
Ratio of Expenses to Average Net Assets**(1)          0.15%(2)      0.15%(2)      0.15%(2)      0.15%(2)      0.15%(2)      0.15%(2)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             2.05%         4.72%         6.07%         4.94%         5.42%         6.04%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31                              Janus Tax-Exempt Money Market Fund
INSTITUTIONAL SHARES                                   2002          2001          2000          1999          1998          1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .03           .04           .03           .04           .04
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .03           .04           .03           .04           .04
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.03)         (.04)         (.03)         (.04)         (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.03)         (.04)         (.03)         (.04)         (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.76%         3.27%         4.03%         3.29%         3.67%         3.67%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $  101,650    $  136,557    $   56,172    $  138,864    $   41,319    $    3,560
Average Net Assets for the Period (in thousands)    $  103,014    $   61,859    $   73,351    $   91,837    $   18,859    $    3,466
Ratio of Expenses to Average Net Assets**(1)          0.18%(2)      0.19%(2)      0.16%(2)      0.15%(2)      0.15%(2)      0.15%(2)
Ratio of Net Investment Income
  to Average Net Assets**(1)                             1.55%         3.10%         4.00%         3.25%         3.60%         3.94%

(1)  See "Explanation of Charts and Tables."
(2) The ratio was 0.35% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
    *Total return not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  43

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS (CONTINUED)

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year or period ended October 31                         Janus Money Market Fund
SERVICE SHARES                                         2002          2001          2000          1999          1998         1997(1)

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.91%         4.70%         6.08%         4.89%         5.45%         5.14%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $   26,841    $   74,515    $  129,634    $   28,748    $   42,520    $   10,341
Average Net Assets for the Period (in thousands)    $   95,777    $   99,861    $   59,503    $   31,250    $   29,322    $      913
Ratio of Expenses to Average Net Assets**(2)          0.43%(3)      0.43%(3)      0.42%(3)      0.40%(3)      0.40%(3)      0.40%(3)
Ratio of Net Investment Income
  to Average Net Assets**(2)                             1.82%         4.62%         6.02%         4.82%         5.30%         5.02%

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year or period ended October 31                    Janus Government Money Market Fund
SERVICE SHARES                                         2002          2001          2000          1999          1998         1997(1)

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .05           .06           .05           .05           .05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.05)         (.06)         (.05)         (.05)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.91%         4.67%         5.97%         4.77%         5.33%         5.01%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $  100,323    $   85,589    $   78,877    $   51,343    $    2,770    $      628
Average Net Assets for the Period (in thousands)    $  105,143    $  103,932    $   63,802    $   45,587    $      639    $    1,141
Ratio of Expenses to Average Net Assets**(2)          0.40%(3)      0.40%(3)      0.40%(3)      0.40%(3)      0.40%(3)      0.40%(3)
Ratio of Net Investment Income
  to Average Net Assets**(2)                             1.80%         4.57%         5.86%         4.67%         5.15%         5.23%

(1)  Fiscal period November 22, 1996, (inception) to October 31, 1997.
(2)  See "Explanation of Charts and Tables."
(3) The ratio was 0.60% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
    *Total return is not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

44  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year or period ended October 31                    Janus Tax-Exempt Money Market Fund
SERVICE SHARES                                         2002          2001          2000          1999          1998         1997(1)

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                             .01           .03           .04           .03           .03           .03
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           .01           .03           .04           .03           .03           .03
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                 (.01)         (.03)         (.04)         (.03)         (.03)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                        (.01)         (.03)         (.04)         (.03)         (.03)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                            0.65%         3.02%         3.81%         3.06%         3.44%         3.22%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)          $       10    $       10    $       10    $    1,042    $   17,696    $       10
Average Net Assets for the Period (in thousands)    $       10    $       10    $      737    $    4,090    $    3,215    $       10
Ratio of Expenses to Average Net Assets**(2)          0.43%(3)      0.43%(3)      0.41%(3)      0.40%(3)      0.40%(3)      0.40%(3)
Ratio of Net Investment Income
  to Average Net Assets**(2)                             1.30%         2.98%         3.67%         3.10%         3.32%         3.17%

(1)  Fiscal period November 22, 1996, (inception) to October 31, 1997.
(2)  See "Explanation of Charts and Tables."
(3) The ratio was 0.60% before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
    *Total return is not annualized for periods of less than one full year. **Annualized for periods less than one full year.

See Notes to Financial Statements.

                                          Janus Income Funds  April 30, 2002  45

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS

*       Non-income-producing security
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or swap spread lock agreements.
+ Securities are exempt from the registration requirements of the Securities Act of 1933 and/or Section 4(2) of the Securities Act and may be deemed to be restricted for resale.
(omega) Rate is subject to change. Rate shown reflects current rate.
(delta) Security is a defaulted security in Janus Flexible Income Fund with accrued interest in the amount of $170,000 that was written-off December 10, 2001.
(pi) Security is a defaulted security in Janus Flexible Income Fund with accrued interest in the amount of $110,000 that was written-off December 10, 2001.
#       Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ss.     SCHEDULE OF ILLIQUID SECURITIES

                                                                                                                       Value as
                                                                Acquisition        Acquisition         Amortized         % of
                                                                    Date               Cost               Cost        Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
ABB Capital (U.S.A.) LLC, 2.04%, 1/6/03                            3/6/02         $ 98,000,000       $ 98,000,000       0.74%
Associates Corp. N.A., 2.07%, 6/26/02                              6/26/01          75,000,000         75,000,000       0.57%
Banco Bradesco S.A., 1.90%, 6/17/02                            12/20/01-1/2/02      54,499,139         54,863,569       0.42%
Bank One Corp., 2.04%, 5/7/02                                      5/3/01           50,074,198         50,001,223       0.38%
Blue Heron Funding II, Ltd., Class A, 1.8875%, 3/21/03             3/21/02         200,000,000        200,000,000       1.51%
FleetBoston Financial Corp., 2.04375%, 5/1/02                      4/3/01           35,072,173         35,000,000       0.26%
GMACCM Mortgage Trust III Series 2000 - Class A
  (credit enhanced and liquidity provided by Freddie Mac)
  1.91%, 9/20/05                                                   12/7/00          78,695,468         78,695,468       0.59%
Idaho Power Corp., 2.26125%, 9/1/02 9/10/01                                         45,000,000         45,000,000       0.34%
Landesbank Schleswig-Holstein Girozentrale, 1.88%, 6/11/02        12/20/01          34,683,794         34,925,061       0.26%
Landesbank Schleswig-Holstein Girozentrale, 1.91%, 7/17/02         1/25/02          31,706,284         31,869,271       0.24%
Landesbank Schleswig-Holstein Girozentrale, 1.90%, 8/8/02          2/8/02           49,522,361         49,738,750       0.38%
Merck & Company, Inc., 4.54%, 2/24/03                              2/13/02          51,064,500         50,867,263       0.39%
Residential Mortgage Securities Series 12A
  - Class A1, 1.88388%, 4/11/03                                    4/26/02          50,000,000         50,000,000       0.38%
                                                                                                     ---------------------------
                                                                                                     $853,960,605       6.46%
--------------------------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund
GMACCM Mortgage Trust III Series 2000 - Class A
  (credit enhanced and liquidity provided by Freddie Mac)
  1.91%, 9/20/05                                                   12/7/00        $  8,743,941       $  8,743,941       0.45%
--------------------------------------------------------------------------------------------------------------------------------

Illiquid securities are valued at amortized cost.

Variable Rate Notes. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change. Rates in the security description are as of April 30, 2002.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a Fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

46  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of the Funds and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Funds operate and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. Four series of shares (the "Bond Funds") included in this report invest primarily in income-producing securities, and three series of shares (the "Money Market Funds") invest exclusively in high-quality money market instruments.

Each of the Money Market Funds offers three classes of shares. "Investor Shares" are available to the general public, "Institutional Shares" are available only to investors that meet certain minimum account sizes, and "Service Shares" are available through banks and other financial institutions.

In addition, Janus Institutional Cash Reserves Fund, a fourth money market fund, will begin operations on May 15, 2002. Janus Capital Management LLC ("Janus Capital") invested $10,000 of initial seed capital. The Fund will initially have one class of shares.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term investments maturing within 60 days for the Bond Funds and all money market securities in the Money Market Funds are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income is allocated daily to each class of shares for each Money Market Fund based upon the ratio of net assets represented by each class as a percentage of total net assets.

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended April 30, 2002, the following Funds recorded distributions from affiliated investment companies as dividend income.

                                                Janus Government     Janus Money
                                                Money Market Fund    Market Fund
--------------------------------------------------------------------------------
Janus Fund                                                 --         $ 15,393
Janus Balanced Fund                                        --           32,945
Janus Core Equity Fund                                     --           10,137
Janus Enterprise Fund                                      --           42,044
Janus Global Technology Fund                               --           25,342
Janus Growth and Income Fund                               --          147,290
Janus Olympus Fund                                         --           43,192
Janus Twenty Fund                                    $ 35,789          511,943
Janus Worldwide Fund                                       --          502,186
--------------------------------------------------------------------------------

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Bond Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss on foreign currency transactions.

                                          Janus Income Funds  April 30, 2002  47

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Forward currency contracts held by the Funds are fully collateralized by other securities which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Funds' custodians. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Bond Funds may enter into futures contracts and options on securities, financial indices, foreign currencies, forward contracts and interest rate swaps and swap-related products. The Bond Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

ADDITIONAL INVESTMENT RISK
Janus High-Yield Fund is, and Janus Flexible Income Fund may be, invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, political environment, or adverse developments specific to the issuer.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
Dividends are declared daily and distributed monthly. Each Bond Fund bears expenses incurred specifically on its behalf as well as portion of general expenses. Each class of shares of each Money Market Fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

48  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENTS AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreements with the Bond Funds describe the fee that the Funds must pay. Each of the Bond Funds is subject to the following schedule:

                                 Average
                                Daily Net         Annual Rate     Expense Limit
Fee Schedule                 Assets of Fund      Percentage (%)   Percentage (%)
--------------------------------------------------------------------------------
Janus Flexible Income      First $300 Million       .65               1.00*
  Fund                     Over $300 Million        .55
--------------------------------------------------------------------------------
Janus High-Yield Fund      First $300 Million       .75               1.00*
                           Over $300 Million        .65
--------------------------------------------------------------------------------
Janus Federal              First $300 Million       .60                .65*
  Tax-Exempt Fund          Over $300 Million        .55
--------------------------------------------------------------------------------
Janus Short-Term           First $300 Million       .65                .65*
  Bond Fund                Over $300 Million        .55
--------------------------------------------------------------------------------
* Janus Capital will waive certain fees and expenses to the extent that net expenses exceed the stated limits. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

Each of the Money Market Funds pays Janus Capital .20% of average daily net assets as an investment advisory fee. Janus Capital has agreed to reduce its advisory fee for each of the Janus Money Market Funds to .10%. In addition, each class of shares of each Money Market Fund pays Janus Capital an administrative fee. This fee is .50%, .15%, and .40% of average daily net assets for the Investor Shares, Institutional Shares, and Service Shares, respectively. Janus Capital agreed to reduce the administrative fee to .08% and .33% on the Institutional Shares and Service Shares, respectively, for both Janus Money Market Fund and Janus Tax-Exempt Money Market Fund. The administrative fee was reduced to .05% and .30% on the Institutional Shares and Service Shares, respectively, for Janus Government Money Market Fund. For the Service Shares of each Janus Money Market Fund, a portion of the administrative fee, designated seperately as service fees, is used to compensate Financial Institutions for providing administrative services to their customers who invest in the shares. All other expenses of the Money Market Funds except interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs are paid by Janus Capital.

Shares sold of the Janus High-Yield Fund may be subject to the Fund's 1.00% redemption fee if held for 90 days or less from their date of purchase. The fee is paid to the Fund and is designed to offset the brokerage commissions, market impact and other costs associated with changes in the Fund's asset level and cash flow due to short term trading.

Janus Services LLC ("Janus Services"), a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of average net assets per fund plus $4.00 per shareholder account from each Bond Fund for transfer agent services plus reimbursement of certain out-of-pocket expenses.

Officers and trustees of the Funds may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Funds.

The Bond Funds' expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Funds. Fees paid to DST for the period ended April 30, 2002, are noted below.

DST FEES
Janus Flexible Income Fund                                              $ 93,265
Janus High-Yield Fund                                                     44,157
Janus Federal Tax-Exempt Fund                                             11,503
Janus Short-Term Bond Fund                                                62,586

                                          Janus Income Funds  April 30, 2002  49

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire between October 31, 2002, and October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below. The federal tax cost for the Money Market Funds is the amortized cost listed in the Statement of Assets and Liabilities.

                                                                                                            Net
                                   Accumulated      Federal Tax      Unrealized        Unrealized      Appreciation/
                                 Capital Losses         Cost        Appreciation     (Depreciation)   (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund      $  (65,183,266)   $1,236,455,130   $   22,262,498   $  (21,180,229)   $    1,082,269
Janus High-Yield Fund              (54,554,186)      468,311,647       10,880,829       (5,975,016)        4,905,813
Janus Federal Tax-Exempt Fund       (5,756,094)      122,596,775        2,100,594       (1,398,562)          702,032
Janus Short-Term Bond Fund            (399,128)      475,087,681        1,678,783       (2,628,924)        (950,141)
--------------------------------------------------------------------------------------------------------------------

50  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

Performance overview graphs on the previous pages compare the performance of a $10,000 investment in each Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of a Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for each Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULES OF INVESTMENTS

Following the performance overview section is each Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

Funds that invest in foreign securities also provide a summary of investments by country. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Funds on the last day of the reporting period.

The Funds' assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Funds' liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as forward currency contracts.

The last line of this statement reports the Funds' net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Funds' net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Funds' income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses and expense offsets incurred by the Funds, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Funds' portfolios. Funds realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Funds' portfolios during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Funds' net assets during the reporting period. Changes in the Funds' net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Funds' net asset size to change during the period.

                                          Janus Income Funds  April 30, 2002  51

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)(continued)

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Funds' investment performance. The Funds' net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Funds' net assets will not be affected. If you compare each Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on each Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Funds through purchases or withdraw via redemptions. The Funds' net assets will increase and decrease in value as investors purchase and redeem shares from the Funds.

The section entitled "Net Assets Consist of" breaks down the components of the Funds' net assets. Because Funds must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Funds' net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate (as applicable).

The first line in the table reflects the Funds' NAV per share at the beginning of the reporting period. The next line reports the Funds' net investment income per share, which comprises dividends and interest income earned on securities held by the Funds. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Funds' expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the Funds for a number of reasons, including the differences in management fees, the average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Funds' expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income summarizes the income earned divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Funds' portfolios. Portfolio turnover is affected by market conditions, changes in the size of a fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

52  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Funds' Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meetings appear below. Each vote reported represents a value held on the record date for each meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                                          Janus Income Funds  April 30, 2002  53

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve new investment advisory agreements between Janus Investment Fund, on behalf of each Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              138,362,311       72,269,333        2,535,979        3,163,453
Janus High-Yield Fund                    43,869,388       23,604,567          746,111          655,146
Janus Federal Tax-Exempt Fund            17,690,165        8,409,680          496,996          424,468
Janus Short-Term Bond Fund              173,948,945       82,711,936        4,280,847        3,995,594
Janus Money Market Fund              17,369,797,975   10,331,695,468       92,494,786       67,490,574
Janus Government Money Market Fund    1,595,504,187      711,317,330       65,754,873       57,812,414
Janus Tax-Exempt Money Market Fund      275,850,240      150,203,766        5,386,500        4,827,019
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund             52.23%      1.83%      2.29%       92.69%      3.25%      4.06%
Janus High-Yield Fund                  53.81%      1.70%      1.49%       94.40%      2.98%      2.62%
Janus Federal Tax-Exempt Fund          47.54%      2.81%      2.40%       90.12%      5.33%      4.55%
Janus Short-Term Bond Fund             47.55%      2.46%      2.30%       90.90%      4.71%      4.39%
Janus Money Market Fund                59.48%      0.53%      0.39%       98.48%      0.88%      0.64%
Janus Government Money Market Fund     44.58%      4.12%      3.63%       85.20%      7.88%      6.92%
Janus Tax-Exempt Money Market Fund     54.45%      1.95%      1.75%       93.63%      3.36%      3.01%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                39,091,684,111   22,051,914,425      919,087,297      276,043,324               --
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      56.41%      2.35%      0.71%      0.14%     94.63%        3.94%      1.18%      0.24%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve revisions to the fundamental restriction concerning the diversification of a Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              138,362,311       55,416,723        3,868,290        3,171,445               --
Janus High-Yield Fund                    43,869,388       17,792,198        1,101,474          662,911        5,449,241
Janus Federal Tax-Exempt Fund            17,690,165        7,784,455          756,939          365,505          424,245
Janus Short-Term Bond Fund              173,948,945       70,401,532        5,957,725        4,095,007               --
Janus Money Market Fund              17,369,797,975   10,005,860,503      398,316,713       66,342,496               --
Janus Government Money Market Fund    1,595,504,187      699,789,131       75,561,709       57,341,570        2,192,207
Janus Tax-Exempt Money Market Fund      275,850,240      145,977,199        9,211,300        4,961,147          267,639
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund                 40.05%      2.80%      2.29%     11.21%       71.08%      4.96%      4.07%     19.89%
Janus High-Yield Fund                      40.56%      2.51%      1.51%     12.42%       71.15%      4.41%      2.65%     21.79%
Janus Federal Tax-Exempt Fund              44.00%      4.28%      2.07%      2.40%       83.42%      8.11%      3.92%      4.55%
Janus Short-Term Bond Fund                 40.47%      3.43%      2.35%      6.06%       77.37%      6.55%      4.50%     11.58%
Janus Money Market Fund                    57.61%      2.29%      0.38%      0.12%       95.37%      3.80%      0.63%      0.20%
Janus Government Money Market Fund         43.86%      4.74%      3.59%      0.14%       83.82%      9.05%      6.87%      0.26%
Janus Tax-Exempt Money Market Fund         52.92%      3.33%      1.80%      0.09%       91.00%      5.74%      3.09%      0.17%
---------------------------------------------------------------------------------------------------------------------------------

54 and 55  Janus Income Funds  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning a Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              138,362,311       54,076,497        4,909,622        3,471,339               --
Janus High-Yield Fund                    43,869,388       17,457,404        1,373,187          725,992        5,449,241
Janus Federal Tax-Exempt Fund            17,690,165        7,374,779        1,148,317          383,803          424,245
Janus Short-Term Bond Fund              173,948,945       68,530,066        7,593,130        4,331,068               --
Janus Money Market Fund              17,369,797,975   10,148,629,222      252,249,612       69,640,878               --
Janus Government Money Market Fund    1,595,504,187      696,313,646       79,245,524       57,133,240        2,192,207
Janus Tax-Exempt Money Market Fund      275,850,240      142,955,254       11,896,652        5,297,740          267,639
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund                 39.08%      3.55%      2.51%     11.21%       69.36%      6.30%      4.45%     19.89%
Janus High-Yield Fund                      39.79%      3.13%      1.66%     12.42%       69.82%      5.49%      2.90%     21.79%
Janus Federal Tax-Exempt Fund              41.69%      6.49%      2.17%      2.40%       79.03%     12.31%      4.11%      4.55%
Janus Short-Term Bond Fund                 39.40%      4.36%      2.49%      6.06%       75.32%      8.34%      4.76%     11.58%
Janus Money Market Fund                    58.43%      1.45%      0.40%      0.12%       96.73%      2.41%      0.66%      0.20%
Janus Government Money Market Fund         43.64%      4.97%      3.58%      0.14%       83.40%      9.49%      6.85%      0.26%
Janus Tax-Exempt Money Market Fund         51.82%      4.31%      1.92%      0.10%       89.11%      7.42%      3.30%      0.17%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of a Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              138,362,311       54,030,957        4,861,394        3,565,107               --
Janus High-Yield Fund                    43,869,388       17,458,581        1,367,185          730,817        5,449,241
Janus Federal Tax-Exempt Fund            17,690,165        7,391,837        1,033,910          481,152          424,245
Janus Short-Term Bond Fund              173,948,945       67,793,924        8,270,660        4,389,680               --
Janus Money Market Fund              17,369,797,975    9,998,410,424      376,663,952       95,445,337               --
Janus Government Money Market Fund    1,595,504,187      632,406,390      143,794,827       56,491,193        2,192,207
Janus Tax-Exempt Money Market Fund      275,850,240      142,903,652       11,784,002        5,461,992          267,639
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund                 39.05%      3.51%      2.58%     11.21%       69.30%      6.24%      4.57%     19.89%
Janus High-Yield Fund                      39.80%      3.12%      1.66%     12.42%       69.82%      5.47%      2.92%     21.79%
Janus Federal Tax-Exempt Fund              41.79%      5.84%      2.72%      2.40%       79.22%     11.08%      5.15%      4.55%
Janus Short-Term Bond Fund                 38.97%      4.75%      2.53%      6.06%       74.51%      9.09%      4.82%     11.58%
Janus Money Market Fund                    57.56%      2.17%      0.55%      0.12%       95.30%      3.59%      0.91%      0.20%
Janus Government Money Market Fund         39.64%      9.01%      3.54%      0.14%       75.75%     17.22%      6.77%      0.26%
Janus Tax-Exempt Money Market Fund         51.80%      4.27%      1.98%      0.10%       89.08%      7.35%      3.40%      0.17%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund              138,362,311       54,348,619        4,603,022        3,505,817               --
Janus High-Yield Fund                    43,869,388       17,449,444        1,393,392          713,747        5,449,241
Janus Federal Tax-Exempt Fund            17,690,165        7,433,565        1,064,110          409,224          424,245
Janus Short-Term Bond Fund              173,948,945       68,567,648        7,447,348        4,439,271               --
Janus Money Market Fund              17,369,797,975   10,143,092,435      255,109,613       72,317,665               --
Janus Government Money Market Fund    1,595,504,187      695,790,233       78,899,758       58,002,419        2,192,207
Janus Tax-Exempt Money Market Fund      275,850,240      143,682,539       11,390,336        5,076,771          267,639
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund                 39.28%      3.33%      2.53%     11.21%       69.71%      5.90%      4.50%     19.89%
Janus High-Yield Fund                      39.77%      3.18%      1.63%     12.42%       69.78%      5.57%      2.86%     21.79%
Janus Federal Tax-Exempt Fund              42.02%      6.02%      2.31%      2.40%       79.66%     11.40%      4.39%      4.55%
Janus Short-Term Bond Fund                 39.42%      4.28%      2.55%      6.06%       75.36%      8.18%      4.88%     11.58%
Janus Money Market Fund                    58.39%      1.47%      0.42%      0.12%       96.68%      2.43%      0.69%      0.20%
Janus Government Money Market Fund         43.61%      4.94%      3.64%      0.14%       83.34%      9.45%      6.95%      0.26%
Janus Tax-Exempt Money Market Fund         52.09%      4.12%      1.84%      0.10%       89.57%      7.10%      3.16%      0.17%
---------------------------------------------------------------------------------------------------------------------------------

56 and 57  Janus Income Funds  April 30, 2002

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                        [LOGO]Janus

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                 111-02-101 6/02

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